Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	DQ
Entity Registrant Name	DAQO NEW ENERGY CORP.
Entity Central Index Key	0001477641
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	172,877,433

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 6,679,024	$ 92,697,098
Restricted cash	10,649,745	11,600,321
Accounts receivable, net of allowance for doubtful accounts of $1,202,940 and $1,592,467 as of December 31, 2011 and 2012	27,822,799	19,081,566
Notes receivables	4,631,370	3,663,406
Prepaid expenses and other current assets	23,933,967	11,152,142
Advances to suppliers	737,794	2,846,797
Inventories	15,135,522	24,176,109
Amount due from related party	6,562,487	9,887,310
Deferred tax assets - current	358,435	4,348,146
Total current assets	96,511,143	179,452,895
Property, plant and equipment, net	677,895,274	636,474,691
Prepaid land use rights	36,157,610	35,316,414
Deferred tax assets	1,057,066	17,900,704
Other non-current assets	4,686,711	9,331,938
TOTAL ASSETS	816,307,804	878,476,642
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of the consolidated variable interest entity without recourse to the Company of $19,030,680 and $19,257,600 as of December 31, 2011 and 2012, respectively)	120,279,760	111,805,245
Accounts payable	12,346,063	10,479,751
Notes payable	21,334,082	4,557,116
Advances from customers	29,396,238	26,060,543
Payables for purchases of property, plant and equipment	45,468,680	37,144,590
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of $519,064 and $512,708 as of December 31, 2011 and 2012, respectively)	7,617,455	9,164,522
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $73,516 and $467,568 as of December 31, 2011 and 2012, respectively)	23,708,363	3,159,356
Income tax payable	160,480	15,469,820
Total current liabilities	260,311,121	217,840,943
Long-term borrowings (including long-term borrowings of the consolidated variable interest entity without recourse to the Company of $33,303,690 and $14,443,200 as of December 31, 2011 and 2012, respectively)	187,520,880	165,646,211
Long-term payables for purchase of property, plant and equipment	1,126,255	4,157,836
Advance from customers		12,507,801
Deferred government subsidies	26,472,135	25,853,179
Accrued warranty cost		444,445
Total liabilities	475,430,391	426,450,415
Commitments (Note 18)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury Stock, at cost (nil and 2,836,670 shares as of December 31, 2011 and 2012, respectively)	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
Noncontrolling interest	138,772,130	140,847,996
Total equity	340,877,413	452,026,227
TOTAL LIABILITIES AND EQUITY	$ 816,307,804	$ 878,476,642

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,592,467	$ 1,202,940
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	120,279,760	111,805,245
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company	45,468,680	37,144,590
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	7,617,455	9,164,522
Amount due to related party, consolidated variable interest entity without recourse to the Company	23,708,363	3,159,356
Long-term bank borrowings, non-current portion	187,520,880	165,646,211
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	172,877,433	175,714,103
Treasury Stock, shares	2,836,670
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	19,257,600	19,030,680
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	512,708	519,064
Amount due to related party, consolidated variable interest entity without recourse to the Company	467,568	73,516
Long-term bank borrowings, non-current portion	$ 14,443,200	$ 33,303,690

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Product sales to third parties	$ 81,929,050	$ 224,781,989	$ 252,814,827
Product sales to related parties	2,799,427	7,387,590
Service fee	2,129,924
Total revenues	86,858,401	232,169,579	252,814,827
Cost of revenues
Sales to third parties	(121,222,871)	(138,037,240)	(144,651,384)
Sales to related parties	(3,067,513)	(6,908,785)
Total cost of revenues	(124,290,384)	(144,946,025)	(144,651,384)
Gross profit (loss)	(37,431,983)	87,223,554	108,163,443
Operating (expenses) income:
Selling, general and administrative expenses	(12,930,198)	(13,088,538)	(15,228,994)
Research and development expenses	(4,130,533)	(744,322)	(1,385,611)
Other operating income	8,729,301	12,029,030	4,084,696
Long-lived asset impairment	(42,754,481)	(34,667,577)
Total operating expenses	(51,085,911)	(36,471,407)	(12,529,909)
Income (loss) from operations	(88,517,894)	50,752,147	95,633,534
Interest expense	(15,408,023)	(9,258,296)	(9,849,732)
Interest income	990,117	1,846,956	539,398
Exchange gain (loss)	(55,800)	148,676	(579,189)
Income (loss) before income taxes	(102,991,600)	43,489,483	85,744,011
Income tax expense	(10,253,587)	(2,717,561)	(13,256,751)
Net income (loss) from continuing operations	(113,245,187)	40,771,922	72,487,260
Total loss from discontinued operations	(2,392,228)	(5,857,810)	(3,339,527)
Net Income (loss)	(115,637,415)	34,914,112	69,147,733
Net income (loss) attributable to non-controlling interest	(3,708,474)	1,590,160	576,476
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$ (111,928,941)	$ 33,323,952	$ 65,271,257
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ (0.63)	$ 0.22	$ 0.48
Discontinued operations	$ (0.01)	$ (0.03)	$ (0.02)
Basic-ordinary shares	$ (0.64)	$ 0.19	$ 0.46
Continuing operations	$ (0.63)	$ 0.22	$ 0.48
Discontinued operations	$ (0.01)	$ (0.03)	$ (0.02)
Diluted-ordinary shares	$ (0.64)	$ 0.19	$ 0.46
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	175,067,343	175,714,103	117,839,487
Diluted-diluted shares	175,067,343	175,714,103	140,726,323

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (115,637,415)	$ 34,914,112	$ 69,147,733
Other comprehensive income:
Foreign currency translation adjustments	3,838,790	18,483,256	10,028,611
Total other comprehensive income	3,838,790	18,483,256	10,028,611
Comprehensive income (loss)	(111,798,625)	53,397,368	79,176,344
Comprehensive income (loss) attributable to noncontrolling interest	(2,075,866)	7,906,161	4,945,517
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (109,722,759)	$ 45,491,207	$ 74,230,827

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 180,491,946	$ 10,000		$ 258,583	$ 51,609,747	$ 617,298	$ 127,996,318
Balance, shares at Dec. 31, 2009		100,000,000
Net income (loss)	69,147,733				68,571,257		576,476
Other comprehensive income	10,028,611					5,659,570	4,369,041
Share-based compensation	1,614,756			1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)				(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	58,902,740	2,971		58,899,769
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares		29,714,103
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	79,537,048	4,600		79,532,448
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552), shares		46,000,000
Balance at Dec. 31, 2010	396,422,834	17,571		140,305,556	116,881,004	6,276,868	132,941,835
Balance, shares at Dec. 31, 2010		175,714,103
Net income (loss)	34,914,112				33,323,952		1,590,160
Other comprehensive income	18,483,256					12,167,255	6,316,001
Share-based compensation	2,206,025			2,206,025
Balance at Dec. 31, 2011	452,026,227	17,571		142,511,581	150,204,956	18,444,123	140,847,996
Balance, shares at Dec. 31, 2011		175,714,103
Net income (loss)	(115,637,415)				(111,928,941)		(3,708,474)
Other comprehensive income	3,838,790					2,206,182	1,632,608
Share-based compensation	2,249,834			2,249,834
Stock Repurchases	(500,724)	(283)	(494,928)	(5,513)
Stock Repurchases, shares		(2,836,670)
Disposal of Nanjing Daqo New Energy Co., Ltd	(1,099,299)					(1,099,299)
Balance at Dec. 31, 2012	$ 340,877,413	$ 17,288	$ (494,928)	$ 144,755,902	$ 38,276,015	$ 19,551,006	$ 138,772,130
Balance, shares at Dec. 31, 2012		172,877,433

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (115,637,415)	$ 34,914,112	$ 69,147,733
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Long-lived asset impairment	42,754,481	38,512,376
Share-based compensation	2,249,834	2,206,025	1,614,756
Inventory write-down	14,821,620	14,252,701
Allowance for doubtful accounts	359,733	1,202,940
Depreciation of property, plant and equipment	37,371,791	35,479,645	30,751,063
Gain on disposition of Nanjing Daqo	(1,099,299)
Changes in operating assets and liabilities:
Accounts receivable	(10,295,169)	(5,985,616)	3,325,442
Notes receivable	(2,633,764)	(1,868,419)	(1,794,987)
Prepaid expenses and other assets	(15,042,913)	(5,723,463)	(8,449)
Advances to suppliers	2,098,761	2,279,347	(671,770)
Inventories	(6,745,803)	(26,579,763)	(6,522,274)
Amount due from related parties	8,418,601	(7,390,878)
Prepaid land use rights	(841,195)	(26,718,866)	(7,062,425)
Other non-current assets	4,645,277	(7,197,546)	(159,035)
Accounts payable	3,249,172	5,716,493	808,014
Notes payable	16,776,966	4,557,116
Accrued expenses and other current liabilities	(150,005)	(10,947,970)	9,579,818
Accrued warranty cost		297,244	139,839
Income tax payable	(8,052,589)	1,431,902	12,699,027
Advances from customers	(8,794,585)	(8,967,939)	13,996,287
Amount due to related party	14,047,531	1,993,223
Deferred government subsidies	618,958	25,127,831
Deferred tax assets	11,572,778	(21,732,585)	(219,489)
Net cash provided by (used in) operating activities	(10,307,234)	44,857,910	125,623,550
Investing activities:
Purchases of property, plant and equipment	(105,659,395)	(252,704,147)	(57,660,462)
Increase/(decrease) in restricted cash	80,435	(11,536,224)	8,745,616
Prepayment to related party for purchase of equipment			(903,616)
Interest free loan to related parities		(9,898,458)
Proceeds from disposition of Nanjing Daqo	2,656,490
Net cash used in investing activities	(102,922,470)	(274,138,829)	(49,818,462)
Financing activities:
Cash received from related parties	1,645,923	75,294,720
Cash paid to related parties		(75,294,720)
Proceeds from bank borrowings	128,047,530	186,558,358	10,602,340
Proceeds from other borrowings	1,524,560		3,775,948
Repayment of bank borrowings	(103,573,459)	(71,079,431)	(40,271,995)
Repayment of other borrowings		(2,697,397)	(8,265,966)
Advance from related party			178,874
Cash proceeds from issuance of ordinary share, net off commission			81,282,000
Issuance cost for ordinary shares			(1,744,952)
Purchase and retirement of treasury shares	(500,724)
Net cash provided by financing activities	27,143,830	112,781,530	45,556,249
Effect of exchange rate changes	67,800	5,560,689	860,025
Net increase (decrease) in cash and cash equivalents	(86,018,074)	(110,938,700)	122,221,362
Cash and cash equivalents at the beginning of the year	92,697,098	203,635,798	81,414,436
Cash and cash equivalents at the end of the year	6,679,024	92,697,098	203,635,798
Supplemental disclosure of cash flow information:
Interest paid	15,555,495	10,991,064	5,240,147
Income taxes paid	8,052,589	18,861,460	625,130
Disposition of Nanjing Daqo:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Less: cash and cash equivalents disposed	(2,122,167)
Net cash inflow on the disposition	2,656,490
Supplemental schedule of non-cash investing activities:
Balance netting-off agreements with different subsidiaries of Daqo Group		11,729,514
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			58,902,740
Payable [Member]
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	46,594,935	41,302,426	16,701,144
Related Parties [Member]
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	$ 5,678,393	$ 822,840

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The consolidated financial statements include the financial statements of Daqo New Energy Corp. (the "Company"), its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. ("Chongqing Daqo"), Nanjing Daqo New Energy Co., Ltd. ("Nanjing Daqo"), Xinjiang Daqo New Energy Co., Ltd ("Xinjiang Daqo"), Daqo Solar Energy North America ("Daqo America") and Daqo New Energy Holdings (Canada) Ltd. ("Daqo Canada") (which was liquidated on 2012) and its consolidated variable interest entity ("VIE") Daqo New Material Co., Ltd. ("Daqo New Material") (collectively, the "Group").

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo, Nanjing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008, December 20, 2007 and February 22, 2011, respectively, in the Peoples' Republic of China ("PRC"). Daqo America was incorporated by the Company in January 2009, in California, USA. Daqo Canada was incorporated by the Company in April 2011, in Hamilton, Ontario, Canada.

Daqo New Material and the Company were under common control by Daqo New Material's ultimate shareholders prior to the issuance of Series A Convertible Redeemable Preferred Shares. Daqo New Material was established by Daqo Group Co., Ltd. ("Daqo Group"), an affiliate of the Company, on November 16, 2006 for the primary purpose of developing a photovoltaic business. Daqo New Material's activities included acquiring land use rights and constructing certain polysilicon production infrastructure, including buildings and production machinery and equipment. Chongqing Daqo acquired additional machinery and equipment that are used in connection with Daqo New Material's land and production infrastructure.

Subsequent to its establishment, Chongqing Daqo entered into a lease agreement with Daqo New Material to rent all of Daqo New Material's land, production infrastructure and machinery and equipment for the Group's polysilicon production. The lease period is from July 1, 2008 to December 31, 2013, with monthly lease payments that have been renegotiated periodically and are eliminated in consolidation. The lease agreement also provided that if Daqo New Material transferred the ownership of the leased assets to any third party, the lease agreement would remain effective and enforceable against the new owner. One month before the expiry of the lease period, Chongqing Daqo has the option to renew the lease on the same terms and conditions for an additional five-year periods. Furthermore, Chongqing Daqo has the option to purchase, or to designate any person to purchase, the leased assets at the then fair value at any time during the lease period or within one year following the lease period, if permitted by the PRC laws and regulations. If Daqo New Material desires to transfer the ownership of the leased assets to a third party, Chongqing Daqo has the right of first refusal to acquire the leased assets under the same conditions. If the leased assets are transferred to a third party, the lease agreement will remain effective and enforceable against the new owner.

Because the aggregate value of the monthly rental payments that Chongqing Daqo is contractually obligated to make to Daqo New Material represents the majority of the value of Daqo New Material's assets, Chongqing Daqo has the majority of investment risk in Daqo New Material. Further, the Group has concluded that the arrangement results in Chongqing Daqo providing an implicit guarantee to protect Daqo Group from absorbing losses incurred by Daqo New Energy, thus Daqo New Material is considered to be a variable interest entity of Chongqing Daqo. Furthermore, the operating activities of Daqo New Material are most closely associated with Chongqing Daqo and the management of Chongqing Daqo also acts as the management of Daqo New Material. Based on these factors, Chongqing Daqo has the power to control Daqo New Material and is considered the primary beneficiary of Daqo New Material. As a result, Daqo New Material's financial results are consolidated into the Group's consolidated financial statements since July 1, 2008. Daqo New Material has been deemed to be the Chongqing Daqo's predecessor business from November 16, 2006 (inception) through June 30, 2008. The assets and liabilities of Daqo New Material are consolidated at historical cost given they were held by an entity under common control and common ownership. Daqo Group's total equity interests in Daqo New Material are presented as a noncontrolling interest.

In the periods presented, the Company manufactured and sold polysilicon and wafers through Chongqing Daqo and Xinjiang Daqo, and sold modules through Nanjing Daqo before September 28, 2012 when Nanjing Daqo was sold to Daqo Group. Daqo America was set up as a marketing office to promote the Group's products in North America.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•

The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. The average selling price ("ASP") of polysilicon has fallen from nearly $60 per kilogram ("kg") in 2010 to almost $23 per kg in 2012.

•	For the year ended December 31, 2012, the Company incurred an operating loss of $88,517,894.

•	During the year December 31, 2012, the Company experienced negative cash flow from operations of $10,307,234, primarily as a result of the net loss incurred by the Company.

•

As of December 31, 2012, the Company's current liabilities exceed its current assets by $163,799,978. While the Company had cash and cash equivalents of $6,679,024, it had short-term bank borrowings of $51,273,360 all due within one year and the current portion of long-term debt amounting of $69,006,400, which is restricted to purchase fixed assets and not expected to be renewed.

These factors are mitigated by the following actions and plans:

•

On April 12, 2013, the Company obtained an irrevocable, legally enforceable letter of financial support from the Company's shareholders, who have committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course, through Daqo Group. Further, the support letter provides that Daqo Group will not require the Company to pay intercompany debts, if any, provided under the letter of support or the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of March 31, 2013, before January 1, 2014.

•

The Company has taken or is in the process of taking a number of cost reduction initiatives. For example, the Company has constructed its phase II production facilities in Xinjiang and began commercial production since January 2013. The cash cost to produce polysilicon at the Xinjiang facilities is estimated to be significantly lower than that of the Company's current facilities. Further, the Company is in the process of implementing the hydrochlorination project at its facilities in Chongqing, which is expected to significantly reduce the cash cost of producing polysilicon, although not to the extent of the facilities in Xinjiang.

•

While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over all of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. From January 1, 2013 to April 22, 2013, the Company obtained short-term bank borrowings of $22.4 million and obtained a bank acceptance note credit facility of $4.8 million.

•

The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve significantly in 2013 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions of this forecast include: the Company is assuming that there will be gradual increases in ASP throughout the year 2013 and will realize significant cost savings as a result of the low electricity cost in Xinjiang and certain technology improvement projects in Chongqing. The preliminary results for the first quarter of 2013 shows an increase in the ASP during the period ended March 31, 2013. This trend is consistent with the Company's expectation.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of variable interest entity, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $1,202,940 and $1,592,467 as of December 31, 2011 and 2012, respectively, based on the aging of the receivables and the Company's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2011	2012
Customer A	$2,655,592	$12,529,889
Customer C	$2,549,318	$3,568,910
Customer H	$5,947,325	$-
Customer D	$2,823,130	$1,842,310

Sales of polysilicon to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 26%, 46% and 24% of revenues for the years ended December 31, 2010, 2011 and 2012, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reducing the Group's dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

Furthermore, all of the Company's long-term loans are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Company's short term debt obligations, other liabilities and commitments as they become due (see Note 2(a)). The Company's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash amounted to $11,600,321 and $10,649,745 as of December 31, 2011 and 2012, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(g) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2010, 2011 and 2012 was $nil, $14,252,701 and $ 14,821,620, respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 was $233,640, $3,429,496 and $7,245,747, respectively.

(i) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group's land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $150,853, $166,355 and $958,558, for the years ended December 31, 2010, 2011 and 2012, respectively.

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2010, 2011 and 2012 were $nil, $38,512,376 (among which $3,844,799 was included in loss from discontinued operations) and $42,754,481, respectively. The impairment loss incurred in fiscal year 2012 was related to the impairment of long-lived assets of the wafer business, and was triggered primarily by the significant decrease in average selling prices for wafers that was experienced in 2012.

(k) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements for polysilicon typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers' credit worthiness.

The Group sold approximately $24,764,173, $36,916,531 and $19,862,424 in photovoltaic wafers and cells in 2010, 2011 and 2012, respectively.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Company also provides OEM services to customers and recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

(l) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees.

(m) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $1,030,695, $1,215,110 and $1,033,808 respectively for the years ended December 31, 2010, 2011 and 2012.

(n) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the year ended December 31, 2012, the Company incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

(o) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2010, 2011 and 2012 were $3,382,819, $11,484,768 and $9,250,296, respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $nil, $25,895,226 and $1,383,487 during the years ended December 31, 2010, 2011 and 2012, respectively, and recognized $nil, $42,047 and $764,528 as an offset to depreciation expense for the years ended December 31, 2010, 2011 and 2012, respectively. The Company had deferred government grants related to assets of $nil, $25,853,179 and $26,472,137 as of December 31, 2010, 2011 and 2012, respectively.

(p) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

(q) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of $1,614,755, $2,206,025 and $2,249,834 respectively, which was classified as follows:

	Year ended December 31,
	2010	2011	2012
Selling, general and administrative expenses	$1,513,137	$2,068,115	$2,018,817
Research and development expenses	96,827	75,508	175,242
Cost of sales	4,791	62,402	55,775

Total	$1,614,755	$2,206,025	$2,249,834

(s) Earnings (loss) per share

Basic earnings (loss) per ordinary share are computed by dividing the net income (loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. Upon the consummation of the Company's initial public offering on October 6, 2010, each Series A convertible redeemable preferred shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the Series A convertible redeemable preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). For the years ended December 31, 2010, 2011 and 2012, the ordinary shares issuable upon the exercise of outstanding share options of 92,456, nil and nil shares are included in the calculation of dilutive earnings per share.

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar ("U.S. dollar"). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company's PRC subsidiaries and VIE are maintained in Chinese Renminbi ("RMB"), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People's Republic of China, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $84,853,361 and $11,589,702 as of December 31, 2011 and 2012, respectively.

(u) Comprehensive income

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012. As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments.

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, shareholders' equity and net income or loss.

The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, other current assets, amount due from related parties, accounts payable, advances from customers, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Company's non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2012 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

(w) Variable Interest Entity

A VIE is an entity in which equity investors generally do not have the characteristics of a "controlling financial interest" or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. A VIE is consolidated by its primary beneficiary if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

(x) Noncontrolling interest

The noncontrolling interest represents Daqo Group's equity interest in the VIE. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income.

(y) Recent accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance is not expected to have any effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company has early adopted this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company has early adopted this pronouncement.

DISPOSAL OF NANJING DAQO	12 Months Ended
Dec. 31, 2012
DISPOSAL OF NANJING DAQO [Abstract]
DISPOSAL OF NANJING DAQO

3. DISPOSAL OF NANJING DAQO

On September 28, 2012, in order to focus on the Company's core competency and enhance operating efficiency, the Company sold 100% equity interests on Nanjing Daqo to our affiliate, Daqo Group, after the Group failed to identify a third party investor from its public bidding procedure undertaken through the Nanjing Property Right Trading Center for a total consideration of RMB62 million (US$9.9 million). The consideration was is determined with reference to the valuation result as of March 31, 2012 performed by an independent third party valuer, less the operating loss of Nanjing Daqo incurred during the period from April 1, 2012 to September 28, 2012. The loss from discontinued operation of $2,392,228 was calculated based on the aggregation of the loss incurred by Nanjing Daqo during the period from January 1, 2012 to September 28, 2012 of $3,491,527 and the gain on disposition of $1,099,299 which was the difference between: a) total consideration of $9.9 million and the aggregate of b): (1) Nanjing Daqo's net assets of $9.9 million and (2) the reclassification of foreign currency translation gain from other comprehensive income of $1,099,299. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2012. As of December 31, 2012, $4.8 million was received.

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The operating results reported as discontinued operations for the years ended December 31, 2010, 2011 and 2012, are summarized as follows:

	Year ended December 31,
	2010	2011	2012
Revenues	$13,983,833	$29,082,384	$6,454,830
Operating costs and expenses	(17,742,976)	(36,943,483)	(9,946,357)

Loss from discontinued operations before income taxes	(3,759,143)	(7,861,099)	(3,491,527)
Income tax benefit	419,616	2,003,289	-

Loss from discontinued operations	$(3,339,527)	$(5,857,810)	$(3,491,527)

ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are totally from allowances for accounts receivable. The Company made provision for doubtful receivables in the aggregate amount of $nil, $1,202,940 and $359,733 during the year ended December 31, 2010, 2011 and 2012, respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2010	2011	2012
Beginning of the year	$-	$-	$1,202,940
Allowances made during the year	-	1,202,940	359,733
Foreign exchange effect	-	-	29,794

Closing balance	$-	$1,202,940	$1,592,467

PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

5. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2011	2012
Spare parts	$3,166,462	$3,975,860
Prepaid Value added tax ("VAT")	5,399,839	18,705,984
VAT Refundable	1,002,186	-
Prepaid insurance fee	1,121,769	471,721
Others	461,886	780,402

Total	$11,152,142	$23,933,967

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	December 31,
	2011	2012
Raw materials	$2,405,734	$976,374
Work-in-process	4,598,613	5,759,153
Finished goods	17,171,762	8,399,995

Total	$24,176,109	$15,135,522

Inventory write-down was $nil, $14,252,701 and $14,821,620 for the years ended December 31, 2010, 2011 and 2012, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2011	2012
Cost
Buildings and plant	$222,690,125	$437,805,571
Machinery and equipment	261,834,469	344,782,948
Furniture, fixtures and equipment	4,119,045	9,233,575
Motor vehicles	591,714	519,923
Less: Accumulated depreciation	(96,375,060)	(133,746,851)

Property, plant and equipment, net	$392,860,293	$658,595,166
Construction in process	243,614,398	19,300,108

Total	$636,474,691	$677,895,274

Depreciation expense was $30,751,063, $35,479,645 and $37,371,791 for the years ended December 31, 2010, 2011 and 2012, respectively.

Due to the challenging solar market conditions, the Company recognized an impairment of long-lived assets of $38,512,376 and $42,754,481 for its wafer and solar module business during the years ended December 31, 2011 and 2012, respectively. The impairment of long-lived assets was to reflect the market challenges that have an adverse effect on the expected profit-generating ability of wafer and module business.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS

8. BORROWINGS

The Group's bank borrowings consisted of the following:

	December 31,
	2011	2012
Short-term bank borrowings	$52,334,370	$49,748,800
Long-term bank borrowings, current portion	59,470,875	69,006,400
Other short-term borrowing	-	1,524,560

Total borrowings, current	111,805,245	120,279,760
Long-term bank borrowings, non-current portion	165,646,211	187,520,880

Total	$277,451,456	$307,800,640

Short-term borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2011	2012
Short-term borrowing guaranteed by Daqo Group	$9,515,340	$1,604,800
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	42,819,030	48,144,000

Total	$52,334,370	$49,748,800

The Company has short-term bank facilities of $17,444,790 and $nil with various banks available as of December 31, 2011 and 2012, respectively.

The interest rate on the short-term bank borrowing was 6.6% and 7.00% as of December 31, 2011 and 2012. The other short term borrowing was discounted bank notes which had recourse to the Company.

Long-term borrowings

The major bank borrows are as follows:

On October 8, 2007, Daqo New Material entered into a seven-year long term bank borrowing agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2012, Daqo New Material had drawn down $63.4 million (RMB400 million), repaid $41.7 million (RMB260 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2012, Chongqing Daqo had drawn down $63.4 million (RMB400 million), repaid $45.3 million (RMB282 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $63.4 million (RMB400 million). Chongqing Daqo drew down $60.2 million (RMB380 million), including: $20.6 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $39.6 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo used the remaining facility of $3.2 million (RMB20 million) through use of bank acceptance notes. Chongqing Daqo repaid $6.5 million in 2012 and had no facility available for future draw down as of December 31, 2012. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo's land use right and property, plant and equipment, which has a book value of $8.4 million (RMB52 million). The facility contains a covenant which requires the Company to maintain a certain debt to asset ratio, which Chongqing Daqo was in compliance with as of December 31, 2012.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $155.4 million (RMB980 million) and bears interest at standard five-year long term interest rate issued by People's Bank of China plus 5%. The borrowing contains a debt to asset ratio financial covenant, which Xinjiang Daqo was in compliance with as of December 31, 2012. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. As of December 31, 2012, Xinjiang Daqo had drawn down $120 million (RMB750 million) and had $36 million (RMB230 million) facility available for future draw down. The loan was in compliance with the covenants as of December 31, 2012.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $38.9 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People's Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu. As of December 31, 2012, Chongqing Daqo had drawn down $38.9 million (RMB 245.5 million) and repaid $9.1 million (RMB 60 million). There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2011 and 2012 for the Group's long-term bank borrowings was 6.93% and 6.90%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2012 are as follows:

December 31,	Amount
2013	$69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000

Total	$256,527,280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued payroll and welfare	$3,822,426	$2,526,701
Accrued professional fees	928,957	700,000
Guarantee Deposit	131,473	62,507
Other tax payable	1,196,931	1,830,815
Interest payable	530,502	612,968
Government subsidy	757,310	882,640
Others	1,796,923	1,001,824

Total	$9,164,522	$7,617,455

ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2012
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2011	2012
Customer C	$16,119,606	$15,532,572
Customer I	-	6,852,496
Customer F	7,364,873	3,462,084
Customer B	7,026,172	-
Customer A	2,211,201	-
Customer E	2,156,858	1,532,632
Others	3,689,634	2,016,454

Total	$38,568,344	$29,396,238

Less: Current portion of Advance from customers	$26,060,543	$29,396,238

Long term advance from customers	$12,507,801	$-

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2011 and 2012:

	As of December 31, 2011		As of December 31, 2012

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term bank borrowing	$165,646,211	$151,251,136	$187,520,880	$166,148,388
Payables for purchase of property, plant and equipment	4,157,836	3,701,431	$1,126,255	$1,014,716

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition; the Company did not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2010 and 2011.

	Year ended December 31, 2012
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$10,532,637	$	$-	$10,532,637	$42,754,481

In 2012, long-lived assets held and used with a carrying amount of $53.3 million were written down to their fair value of $10.5 million, resulting in an impairment charge of $42.8 million. The fair value is estimated using a discounted cash flow model under the income approach. The discounted cash flow method involves forecasting the future cash flows and then discounting them back to a present value at an appropriate discount rate. The discount rate is estimated based on a weighted average cost of capital method, which measures a Company's cost of debt and equity financing weighted by the percentage of debt and equity in a Company's target capital structure as determined through reference to the identified guideline companies. The cost of equity was derived from the CAPM and the cost of debt was benchmarked to the People's Bank of China's long term borrowing rate in China.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

12. MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a) China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated, multi-employer, defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees' salaries. Contributions to defined contribution plans are expensed as incurred. During three years ended December 31, 2010, 2011 and 2012, the Group recognized $1,117,187, $2,189,273 and $3,325,383 respectively.

(b) Statutory Reserves

Foreign invested enterprises in PRC are required under PRC laws to provide for certain statutory reserves, such as a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. These entities are required to allocate at least 10% of their after tax profits as reported in their PRC statutory financial statements to the general reserve and have the right to discontinue allocations to the general reserve if the balance of such reserve have reached 50% of their registered capital. These statutory reserves are not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. As of December 31, 2011 and 2012, $16,803,191 and $16,803,191 was respectively appropriated from the retained earnings of Chongqing Daqo. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their abilities to transfer the registered capital and statutory reserves to the Company in the form of dividends, loans or advances and the restricted portion amounted to $140,003,191 and $124,814,365 as of December 31, 2011 and 2012, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

13. INCOME TAXES

Cayman Islands Tax

The Company is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

PRC Tax

The Company's subsidiaries are registered in the PRC as foreign invested enterprises. Under the Laws of the People's Republic of China on Enterprise Income Tax (the "EIT Law") which are effective January 1, 2008, the statutory enterprise income tax rate is 25%.

Chongqing Daqo is a foreign invested enterprise located in Chongqing. In accordance with a PRC tax regulation which encourages investment in China's southwest region, Chongqing Daqo is entitled to a preferential tax rate of 15% from its establishment through 2012. On November 19, 2012, Chongqing Daqo obtained a High and New Technology Enterprise ("HTNE") certificate for a valid period of 3 years till 2014. In 2012, Chongqing Daqo was entitled to a preferential tax rate of 15% for the year ended December 31, 2012 because of its HTNE status.

Daqo New Material is a domestic enterprise registered in Chongqing and is subject to an income tax rate of 25% for each of the three years ended December 31, 2012.

Nanjing Daqo is a foreign-invested enterprise established on December 20, 2007 located in Nanjing. The company started to carry out its operation from July, 2011, and was disposed on September 28, 2012. It is subject to an income tax rate of 25% for each of the three years ended December 31, 2012.

Xinjiang Daqo is a foreign-invested enterprise established on February, 2012 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. The fixed assets of this entity are still under construction and the entity will be subject to an income tax rate of 25% for the year ended December 31, 2012.

United States

Daqo America is subject to United States income tax at a combined federal and state tax rate of 40% in 2010, 2011 and 2012.

Under the current EIT Law and implementation regulations issued by the PRC State Council, an income tax rate of 10% is applicable to interest and dividends payable to investors that are "non-resident enterprises", which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. The Company certified that the undistributed earnings of the Group's PRC subsidiaries of $63.2 million as of December 31, 2012 will be permanently reinvested, therefore, no provision for PRC dividend withholding tax has been provided thereon.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions' technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2011 and 2012. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2012, the Group's PRC subsidiaries are subject to examination of the PRC tax authorities. The Group classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial in the years ended December 31, 2010, 2011 and 2012.

Income tax expenses are recognized in the following accounts:

	Year ended December 31,
	2010	2011	2012
Income tax expense from continuing operations	$13,256,751	$2,717,561	$10,253,587
Income tax benefit from discontinued operations	(419,616)	(2,003,289)	-

Total	$12,837,135	$714,272	$10,253,587

Income tax expenses comprise:

	Year ended December 31,
	2010	2011	2012
Current Tax Expenses (Benefit)	$13,056,624	$20,647,400	$(1,894,736)
Deferred Tax Expenses (Benefit)	(219,489)	(19,933,128)	12,148,323

Total	$12,837,135	$714,272	$10,253,587

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carried forward	$909,501	$13,984,909
Depreciation of property, plant and equipment	938,768	554,227
Accrued warranty cost	111,111	-
Inventory write-down	3,651,428	3,687,349
Bad debt provision	308,183	349,466
Government grants related to assets	6,463,295	320,960
Long-lived asset impairment	9,866,564	19,810,832
Others	-	390,491
Valuation Allowance	-	(37,682,733)

Total	$22,248,850	$1,415,501

Deferred tax assets are analyzed as:
Current	$4,348,146	$358,435
Non-current	17,900,704	1,057,066
Deferred tax liabilities are analyzed as:
Current	$-	$-
Non-current	-	-

The Group uses the asset and liability method to record related deferred tax assets and liabilities. In assessing the reliability of deferred tax assets, the Group considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based on the level of projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is not more likely than not that the Group will realize the benefits of these deductible differences of Chongqing Daqo and Daqo New Material as at December 31, 2012 and the Group believes that it is more likely than not that the Group will realize the benefits of these deductible differences of Xinjiang Daqo as at December 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. Xinjiang Daqo had net operating losses carried forward of approximately $2,992,570, which will expire if not used before December 31, 2017.

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2010	2011	2012
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(12)%	(9)%
Effect of different reversal rate	-	(14)%	8%
Additional tax deductions	(1)%	-%	-%
Non-deductible expenses	3%	1%	-%
Different tax rate in other jurisdictions	-	2	(1)%
Changes in valuation allowance	-	-	(35)%
Prior year adjustment	-	-	2%

Effective tax rate	16%	2%	(10)%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2010	2011	2012

	$	$	$

The aggregate dollar effect (in thousands)	8,689	4,388	-
Per share effect-basic	0.06	0.02	-
Per share effect-diluted	0.06	0.02	-

SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES [Abstract]
SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

14. SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

On November 11, 2009, the Company issued 29,714,103 shares of Series A convertible redeemable preferred shares ("Preferred Shares") for cash proceeds of $54.9 million, net of issuance cost of $100,000, to new investors. Series A convertible redeemable preferred shares were negotiated with independent third party investors, and recorded at the fair values. The accretion to the redemption value was reflected as a reduction to net income to arrive at net income available to the ordinary shareholders in the accompanying consolidated statements of operations and amounted to $3,300,000, $nil and $nil for the year ended December 31, 2010, 2011 and 2012, respectively. Upon the completion of the Company's initial public offering on October 7, 2010, all of the issued and outstanding Series A convertible redeemable preferred shares were automatically converted into 29,714,103 ordinary shares without any price adjustment.

Conversion

Each Preferred Shares is entitled to convert any or all of its preferred shares into fully paid and no assessable ordinary shares at the option of the holders or automatically upon a Qualified IPO or upon the request of a majority of holders of Preferred Shares. The conversion ratio is 1:1, subject to adjustments such as share splits and combinations, sale of shares below the conversion price and other dilutive events. Upon conversion, all declared and unpaid dividends on the Preferred Shares shall be paid in cash.

Each Preferred Share shall automatically be converted into ordinary shares at the then effective conversion price immediately prior to the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act covering the offer and sale of ordinary shares to the public with gross cash proceeds to the Company in respect of all such ordinary shares so offered of at least $80 million and reflects a pre-money market valuation (based on the price per share offered to the public in the offering) of the Company of at least $275 million and results in such securities being listed on a Qualified Exchange ("a Qualified IPO"), or otherwise is approved by the Board, including the affirmative votes of both Series A Directors.

The Company has determined that there was no beneficial conversion feature ("BCF") attributable to the Series A Shares as the effective conversion price was greater than the fair value of the ordinary shares on the commitment date.

Redemption

Upon the earliest of material breach of share purchase agreement or second anniversary of the original issue, the Company shall redeem any Preferred Shares designated by the holders thereof for redemption by paying in cash an amount equal to the sum of (i) 100% of the issuance price (ii) an amount equal to interest on the issuance price for the period between the issuance date and the redemption date at an interest rate of 8% per annum, compounded annually, and (iii) all declared but unpaid dividends thereon up until the date of redemption, in each case above proportionally adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions.

Voting

Each Preferred Share has voting rights equivalent to the number of ordinary shares to which it is convertible at the reporting date.

Dividends

The holders of outstanding Preferred Shares were entitled to receive, on an annual basis, preferential, non-cumulative dividends at the dividend rate of 8% of the Original Series A Issue Price, prior and in preference to any dividend on any Ordinary Shares; provided that such dividends shall be payable only when, as, and if declared by the Board.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, the holders of Preferred Shares then outstanding shall be entitled receive an amount equal to the then effective issuance price plus all dividends declared and unpaid (as adjusted). If assets are insufficient, then assets will be distributed among the holders of Preferred Shares in proportion to the full amounts to which they would otherwise be entitled. If assets remain, then remaining assets are distributed among the holders of outstanding Preferred Shares and ordinary shares based on the number of ordinary shares, on an as-if-converted basis.

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

Year Ended December 31, 2010
Mezzanine equity-Series A convertible redeemable preferred shares beginning balance	$55,602,740
Deemed dividend on Series A convertible redeemable preferred shares	3,300,000
Conversion into ordinary shares	(58,902,740)

Mezzanine equity-Series A convertible redeemable preferred shares ending balance	$-

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

On August 5, 2009, the Company adopted the 2009 Share Incentive Plan (the "Option Plan") to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company's business. As of December 31, 2009, share options to purchase of no more than 15,000,000 ordinary shares were authorized and 5,350,000 share options were granted under the Option Plan.

During the years ended December 31, 2010, 2011 and 2012, the Company granted 2,310,000, nil and 1,190,000 share options respectively to its officers, directors and employees, respectively.

On October 6, 2010, the Company granted options to acquire 120,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, thirty percent (30%) of the option will be vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the ordinary shares subject to the option will vest in the third anniversary of the vesting commencement date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $1.90.

On December 3, 2010, the Company granted options to acquire 2,190,000 ordinary shares to certain officers, directors and employees pursuant to the Option Plan. The ordinary shares subject to the Option Plan will vest in four equal annual installments, with the first installment vesting one year after grant date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $2.35. As of December 31, 2012, 7,820,500 shares are available for future granting.

The Company adopted Binomial option pricing model to evaluate the fair value of the stock option with reference to the closing price of the Company as of the respective grant dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2010
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
October 6, 2010	3.5%	3 times	50.0%	0%	3%
December 3, 2010	3.5%	2.2~3 times	50.0%	0%	3~9%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The 50.0% expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years excluding the volatile share price caused by financial crisis during September 1, 2008 to March 31, 2010. The post-vesting forfeiture rate is based on the historical data and management's best estimation.

On January 9, 2012, the Company modified the exercise price for a total number of 6,520,000 options granted in 2009 and 2010 to $0.42, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for three batches granted on October 31, 2009, October 6, 2010 and December 3, 2010 was $0.22, $0.23 and $0.23, respectively. The total incremental cost associated with the modification was $638,700, of which $284,123 was recognized immediately for the options vested prior to the date of the modification and the remaining share based compensation charges of $354,577 will be recognized over a weighted-average period of 2.12 years.

On January 9, 2012, the Company granted options to acquire 300,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the options will vest one year following the grant date, thirty percent (30%) of the options will vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the options will vest on the third anniversary of the vesting commencement date. At the same time, the Company granted options to acquire 890,000 ordinary shares to certain officers and employees pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest one year following the grant date, and the remaining seventy-five percent (75%) of the options will vest in thirty-six equal installments over the next three years. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock option with reference to the closing price of the Company on January 9, 2012.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2012
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 9, 2012	2.05%	2.2 ~ 3.0 times	58.7%	0%	3-9.5%

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2012 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2012 (after modification of exercise price)	6,805,000	$0.42
Granted	1,190,000	$0.42
Forfeited	(815,500)	$0.42

Options outstanding on December 31, 2012	7,179,500	$0.42	7.4	$-

Options vested or expected to vest on December 31, 2012	5,765,425	$0.42	7.4	$-

Options exercisable on December 31, 2012	4,337,417	$0.42	7.0	$-

The share-based compensation charge related to the share options of approximately $1,614,755, $2,206,025 and $2,249,834 was recognized by the Company for the years ended December 31, 2010, 2011 and 2012, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2010, 2011 and 2012 was $1.29, nil and $0.23, respectively.

As of December 31, 2012, there was $1,894,762 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 1.34 years.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	An affiliated company representing the parent company of Daqo New Material holding 100% equity ownership of Daqo New Material. Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd ("Zhenjiang Daqo")	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd ("Daqo Solar")	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo	An affiliated company which was 100% held by the Company before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties include consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2011	2012
Amount due from related party
Zhenjiang Daqo	$7,462,697	$10,744
Daqo Group	2,294,988	6,440,129
Others	129,625	111,614

Total	$9,887,310	$6,562,487

Balance due to related parties include payables for prepayment of polysilicon procurement from Daqo Solar and Xinjiang Daqo Investment and interest bearing loan lent from to Nanjing Daqo. The balances are as follows:

	December 31,
	2011	2012
Amount due to related party
Daqo Group	$-	$5,359,008
Xinjiang Daqo Investment	-	2,354,620
Nanjing Daqo	-	1,645,923
Daqo Solar	1,552,126	13,497,972
Others	1,607,230	850,840

Total	$3,159,356	$23,708,363

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction Nature	Year Ended December 31,
Name of Related parties		2010	2011	2012
Daqo Group	Sales	$-	$1,971	$-
	Purchase-Fixed asset	-	15,787,658	7,849,533
	Financing-cash in	-	3,095,120	-
	Financing-cash out	-	3,095,120	-
	Disposition of 100% equity interest of Nan Jing Daqo	-	-	9,888,742
	Prepayment for purchase of fixed assets	-	-	1,330,044
Zhenjiang Daqo	Sales	-	6,958,317	2,799,428
	Purchase of cells	-	3,314,115	-
	Processing fee	-	1,209,769	-
Daqo Solar	Purchase-Fixed asset	12,942,750	20,562,272	-
	Prepayment received	-	-	13,497,973
	Financing-cash in	-	72,199,600	-
	Financing-cash out	-	72,199,600	-
	Interest charged	-	1,552,126	-
	Short-term interest free loan extended to Daqo Solar	-	9,898,458	-
Nanjing Daqo	Sales	-	-	80,126
	Related party interest bearing loan	-	-	1,584,820
	Interest charged	-	-	40,611
Xinjiang Daqo Investment	Prepayment received	-	-	2,354,620
Others subsidiaries under Daqo Group	Sales	-	427,302	-
	Purchase-Fixed asset	989,235	2,027,001	202,556
	Purchase-Raw material		300,574	5,282
	Rental expense	32,136	612,856	-
	Service expense	-	71,426	-

Total	Sales	$-	$7,387,590	$2,799,428

	Disposition of 100% equity interest in Nanjing Daqo	$-	$-	$9,888,742

	Purchase-Fixed asset	$13,931,985	$38,376,931	$8,052,089

	Purchase-Raw material	$-	$3,614,689	$5,282

	Processing fee	$-	$1,209,769	$-

	Rental expense	$32,136	$612,856	$-

	Service expense	$-	$71,426	$-

	Interest expense	$-	$1,552,126	$40,611

	Prepayment received	$-	$-	$15,852,593

	Prepayment for purchase of fixed assets	$-	$-	$1,330,044

	Cash received	$-	$75,294,720	$1,584,820

	Cash paid	$-	$85,193,178	$-

Related party transactions with Daqo Group

In September, 2010, the Daqo Group converted $79,884,026 due from Daqo New Material, into equity. This amount was recorded by the Company as a noncontrolling interest.

In 2011, the Group purchased auxiliary electricity transmission and system equipment totaling $15.8 million from Daqo Group. Daqo Group and its subsidiaries are mainly engaged in High-Low-voltage Electrical System, Components, Environmental Protection, and High-speed Railway Equipment.

In 2011, the Company received an interest fee loan of $3,095,120 from Daqo Group, which was fully repaid during the year.

In 2012, the Company sold 100% entity interest in Nanjing Daqo to Daqo Group for a consideration of $9,888,742 and $5,110,085 was owed by Daqo Group as of December 31, 2012. Besides, the Company purchased fixed assets totaling $7,849,533 from Daqo Group and had $5,359,008 due to Daqo Group as of December 31, 2012. Furthermore, $1,330,044 was prepaid to purchase fixed assets separately as of December 31, 2012.

Related party transactions with Zhenjiang Daqo

In 2011, the Company sold $6,958,317 wafers, and purchased cells of $3,314,115, and paid processing fees of $1,209,769 to Zhenjiang Daqo for tolling arrangements of cells.

In 2012, the Company sold $ 2,179,723 wafers, $619,705 polysilicon to Zhenjiang Daqo.

Related party transactions with Daqo Solar

In July 2010, the Company entered into an equipment purchase contract with Daqo Group to assign Daqo Solar to import $32.8 million of equipment on behalf of the Company. During the years ended December 31, 2010 and 2011, equipment of $12.9 million and $20.6 million has been received by the Group, respectively. As of December 31, 2011, the contract has been fully executed.

In 2011, the Company received loans of $72,199,600 from Daqo Solar, which were fully repaid during the year and accrued interest of $1,552,126. As of December 31, 2011, the Company provided an interest free loan of $9,898,458 to Daqo Solar.

In 2012, the Company entered into a polysilicon sales contract with Daqo Solar, and $13,497,973 payment in advance was received as of December 31, 2012.

Related party transactions with Xinjiang Daqo Investment

In 2012, the Company entered into a polysilicon sales contract with Xinjiang Daqo Investment, and $2,354,620 payment in advance was received as of December 31, 2012.

Related party transactions with Nanjing Daqo

In August 2012, the Company entered into a one-year loan agreement with Nanjing Daqo, of $1,584,820 (RMB10 million). The interest rate is fixed at 6%. Besides, the Company also sold $80,126 cells to Nanjing Daqo.

Related party transactions with other subsidiaries of Daqo Group

In 2010, the Group purchased auxiliary electricity transmission and system equipment of $1.0 million from other Daqo Group subsidiaries. In 2011, the Group purchased auxiliary electricity transmission and system equipment of $2.0 million from Daqo Group subsidiaries. The Group also sold modules of $427,302 to, purchased raw materials of $300,574 from and paid service fees of $71,426 to other subsidiaries of Daqo Group.

In 2012, the Company purchased equipment and raw material from other subsidiaries of Daqo Group at the cost of $ 202,556 and $ 5,282, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

17. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2010	2011	2012
Net income (loss) attributable to Daqo New Energy Corp.	$65,271,257	$33,323,952	$(111,928,941)
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$54,691,886	$33,323,952	$(111,928,941)
Net income (loss) attributable to preferred shareholders for participating rights to dividends-basic	$10,579,371	$-	$-

Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$65,271,257	$33,323,952	$(111,928,941)

Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	117,839,487	175,714,103	175,067,343
Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares-basic	22,794,380	-	-
Share options	92,456	-	-

Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	140,726,323	175,714,103	175,067,343

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$0.46	$0.19	$(0.64)

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$0.46	$0.19	$(0.64)

Outstanding 2,295,000, 6,805,000 and 7,179,500 employee options were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS

18. COMMITMENTS

Capital commitments

As of December 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated $20,497,143.

Lease commitments

The Group has operating lease commitments principally for its office in Shanghai. The lease expense was $32,136, $612,856 and $580,724 for the year ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2013	$161,742
2014	47,542

Total	$209,284

VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY [Abstract]
VARIABLE INTEREST ENTITY

19. VARIABLE INTEREST ENTITY

The equity interests in Daqo New Material, the VIE, are funded by Daqo Group. Daqo New Material was structured to acquire land use rights and to erect certain facilities for the future use of the Group.

The lease agreement with the VIE is structured such that Chongqing Daqo protect Daqo Group from potential losses from Daqo New Material. As a result of this agreement, Chongqing Daqo is the primary beneficiary of Daqo New Material. Lease income and expenses and associated receivables and payables are eliminated upon consolidation as intercompany transactions. Net income of the VIE is reflected as an adjustment to noncontrolling interest. The Company relies on the lease agreements with Daqo New Material for material property, plant and equipment necessary for production. If Daqo New Material fails to perform or terminates the lease agreement for any reason, including, for example, due to its breach of the agreement or the unavailability of any required governmental approvals, or if it refuses to extend or renew the lease agreement when the agreement expires, and the Company cannot find an immediately available alternative source for leasing similar property, plant and equipment, then the Company's ability to carry on the operations will be impaired. If Daqo New Material fails to perform its obligations, the Company may need to initiate legal procedures to enforce the agreement.

The VIE is principally engaged in leasing all its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2011	2012
Cash	$1,006,246	$189,312
Property, plant and equipment	$170,199,299	$162,396,825
Prepaid land use rights	$6,703,454	$6,632,643
Total Assets	$193,774,946	$173,450,176
Long-term borrowings, including current portion	$52,334,370	$33,700,800
Total Liabilities	$52,926,950	$34,678,046

	Year ended December 31,
	2010	2011	2012
Revenues	$16,637,925	$16,852,928	$10,743,336
Operating costs and expenses	$16,043,237	$15,262,768	$14,451,810
Net income (loss)	$594,688	$1,590,160	$(3,708,474)

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, on September 28, 2012, the module business was disposed (see Note 4). Therefore, only two segments in 2012 and the segment information in prior years were restated to be consistent with the current year reportable segments. The following tables summarized the Company's revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group's long-lived assets and operations are substantially all located in the PRC.

The following table summarized the Group's revenue by segment:

Year ended December 31, 2010	Polysilicon	Wafer	Elimination	Total
Revenue - External	$217,921,352	$34,893,475	$-	$252,814,827
Revenue - Intersegment	-	-	-	-

Total revenue	217,921,352	34,893,475	-	252,814,827
Total cost	113,910,595	30,740,789	-	144,651,384

Gross profit (loss)	$104,010,757	$4,152,686	$-	$108,163,443

Year ended December 31, 2011	Polysilicon	Wafer	Elimination	Total
Revenue - External	$218,915,487	$13,254,092	$	$232,169,579
Revenue - Intersegment	1,696,573		(1,696,573)

Total revenue	220,612,060	13,254,092	(1,696,573)	232,169,579
Total cost	125,962,033	20,680,565	(1,696,573)	144,946,025

Gross profit (loss)	$94,650,027	$(7,426,473)	$-	$87,223,554

Year ended December 31, 2012	Polysilicon	Wafer	Elimination	Total
Revenue - External	$73,450,807	$13,407,594	$	$86,858,401
Revenue - Intersegment	6,067,339	-	(6,067,339)	-

Total revenue	79,518,146	13,407,594	(6,067,339)	86,858,401
Total cost	110,243,043	20,114,680	(6,067,339)	124,290,384

Gross loss	$(30,724,897)	$(6,707,086)	$-	$(37,431,983)

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2010		2011	2012
Customer A		$33,763,866	$28,219,079		$21,749,284
Customer B		$30,273,322	$27,214,590	$	*
Customer D	$	*	$33,140,475	$	*
Customer G	$	*	$28,570,338	$	*

*	Represents less than 10%

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

(a) On March 20, 2013, the Company obtained a one-year bank facility from China Everbright Bank, which includes $11.2 million (RMB 70 million) bank loan facility and $4.8 million (RMB 30 million) facility for bank accepted notes. The Company withdrawn the facilities on the same day. The bank borrowing is restricted to the purchase of raw materials only and the interest rate is fixed at 6.6%. The bank borrowing is guaranteed by Daqo Group and Mr Guangfu Xu.

(b) On April 3, 2013, the Company modified the exercise price for a total number of 6,920,625 options granted in prior years to $0.25, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The Company is assessing the financial impact of the modification of the exercise price.

(c) On April 3, 2013, the Company granted options to acquire 140,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the options will vest as of December 24, 2013, thirty percent (30%) of the options will vest as of December 24, 2014, and the remaining forty percent (40%) of the options will vest as of December 24, 2015. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.25.

(d) On April 12, 2013, the Company obtained an irrevocable, legally enforceable letter of financial support from the Company's shareholders, who have committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course, through Daqo Group. Further, the support letter provides that Daqo Group will not require the Company to pay intercompany debts, if any, provided under the letter of support or the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of March 31, 2013, before January 1, 2014.

(e) On April 17, 2013, the Company obtained a one-year bank facility of $11.2 million (RMB 70 million) from China Construction Bank. The Company withdrew the facilities on the same day. The bank borrowing is for daily business operation purpose and the interest rate is fixed at 6.0%. The bank borrowing is guaranteed by Daqo Group.

FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2011 AND 2012

(In U.S. dollars, except share data)

	December 31,
	2011	2012
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,291,387	$5,669,834
Prepaid expenses and other current assets	562,500	593,707
Amount due from related party	-	5,110,085

Total current assets	3,853,887	11,373,626
Investments in subsidiaries, net	307,534,867	190,945,888

TOTAL ASSETS	$311,388,754	$202,319,514

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$-	$214,231
Amount due to related party	210,523	-

Total current liabilities	210,523	214,231

EQUITY
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively)	17,571	17,288
Additional paid in capital	142,511,581	144,755,902
Retained earnings	150,204,956	38,276,015
Accumulated other comprehensive income	18,444,123	19,551,006
Treasury stock	-	(494,928)

Total shareholders' equity	311,178,231	202,105,283

TOTAL LIABILITIES AND EQUITY	$311,388,754	$202,319,514

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
OPERATING EXPENSES
General and administrative	$(3,791,827)	$(2,355,174)	$(3,528,728)
Research and development	(96,827)	(75,508)	(175,242)

Total operating expenses	(3,888,654)	(2,430,682)	(3,703,970)

LOSS FROM OPERATION	(3,888,654)	(2,430,682)	(3,703,970)
Interest income	-	24,852	3,074

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,888,654)	(2,405,830)	(3,700,896)
Equity in earnings of subsidiaries	72,459,911	35,729,782	(108,228,045)

NET INCOME (LOSS)	$68,571,257	$33,323,952	$(111,928,941)
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)	-	-

Net income (loss) attributable to Daqo New Energy Corporation ordinary shareholders	$65,271,257	$33,323,952	$(111,928,941)

Other comprehensive income:
Foreign currency translation adjustments	5,659,570	12,167,255	2,206,182

Total other comprehensive income	5,659,570	12,167,255	2,206,182

Comprehensive income (loss)	$74,230,827	$45,491,207	$(109,722,759)

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars, except share data)

	Ordinary shares		Treasury Stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Total
	Number	$
Balance at January 1, 2010	100,000,000	$10,000	$-	$258,583	$51,609,747	$617,298	$52,495,628

Net income	-	-	-	-	68,571,257	-	68,571,257
Other comprehensive income	-	-	-	-	-	5,659,570	5,659,570
Share-based compensation	-	-	-	1,614,756	-	-	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	-	-	-	-	(3,300,000)	-	(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	29,714,103	2,971	-	58,899,769	-	-	58,902,740
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	46,000,000	4,600	-	79,532,448	-	-	79,537,048

Balance at December 31, 2010	175,714,103	17,571	-	140,305,556	116,881,004	6,276,868	263,480,999

Net income	-	-	-	-	33,323,952	-	33,323,952
Other comprehensive income	-	-	-	-	-	12,167,255	12,167,255
Share-based compensation	-	-	-	2,206,025	-	-	2,206,025

Balance at December 31, 2011	175,714,103	$17,571	$-	$142,511,581	$150,204,956	$18,444,123	$311,178,231

Net loss	-	-	-	-	(111,928,941)	-	(111,928,941)
Other comprehensive income	-	-	-	-	-	2,206,182	2,206,182
Share-based compensation	-	-	-	2,249,834	-	-	2,249,834
Repurchase	(2,836,670)	(283)	(494,928)	(5,513)	-	-	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	-	-	-	-	-	(1,099,299)	(1,099,299)

Balance at December 31, 2012	172,877,433	$17,288	$(494,928)	$144,755,902	$38,276,015	$19,551,006	$202,105,283

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
OPERATING ACTIVITIES
Net income (loss)	$68,571,257	$33,323,952	$(111,928,941)
Share of results of subsidiaries	(72,459,911)	(35,729,782)	108,228,045
Share-based compensation	1,614,756	2,206,025	2,249,834
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	1,603,280	(142,001)	(31,207)
Changes in other current liabilities	(1,084,748)	(916,531)	214,231
Amount due from related party	-	-	(210,523)

Net cash used in operating activities	(1,755,366)	(1,258,337)	(1,478,561)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	(33,199,062)	(37,990,278)	(4,811,175)
Receivable from investee	-	162,981	-
Cash collected from Daqo Canada	-	-	4,390,250
Disposition of Nanjing Daqo	-	-	4,778,657

Cash used in investing activities	(33,199,062)	(37,827,297)	4,357,732
FINANCING ACTIVITIES
Repurchase of ordinary shares	-	-	(500,724)
Repayment of other long-term borrowings	(7,130,000)	-	-
Cash proceeds from issuance of ordinary share	80,982,000	-	-
Issuance cost of ordinary shares	(1,444,953)	-	-

Cash provided by financing activities	72,407,047	-	(500,724)

NET INCREASE IN CASH AND CASH EQUIVALENTS	37,452,619	(39,085,634)	2,378,447
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,924,402	42,377,021	3,291,387

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$42,377,021	$3,291,387	$5,669,834

Supplemental disclosure of cash flow information:
Disposition of Nanjing Daqo:
Total consideration	$-	$-	$9,888,742
Less: amount due from Daqo Group	-	-	(5,110,085)

Total cash consideration received	$-	$-	$4,778,657

Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares	$58,902,740	$-	$-

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2012, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•

The solar industry is being negatively impacted by a number of factors including excess capacity, reduction of government incentives in key solar markets, higher import tariffs and the European debt crisis. These factors have contributed to declining average selling prices for our products. The average selling price ("ASP") of polysilicon has fallen from nearly $60 per kilogram ("kg") in 2010 to almost $23 per kg in 2012.

•	For the year ended December 31, 2012, the Company incurred an operating loss of $88,517,894.

•	During the year December 31, 2012, the Company experienced negative cash flow from operations of $10,307,234, primarily as a result of the net loss incurred by the Company.

•

As of December 31, 2012, the Company's current liabilities exceed its current assets by $163,799,978. While the Company had cash and cash equivalents of $6,679,024, it had short-term bank borrowings of $51,273,360 all due within one year and the current portion of long-term debt amounting of $69,006,400, which is restricted to purchase fixed assets and not expected to be renewed.

These factors are mitigated by the following actions and plans:

•

On April 12, 2013, the Company obtained an irrevocable, legally enforceable letter of financial support from the Company's shareholders, who have committed to provide sufficient financial support to the Company to ensure the Company has the funds required to satisfy its obligations as they come due in the normal course, through Daqo Group. Further, the support letter provides that Daqo Group will not require the Company to pay intercompany debts, if any, provided under the letter of support or the amount owed to the Daqo Group and subsidiaries of Daqo Group, Daqo Solar and Xinjiang Daqo Investment as of March 31, 2013, before January 1, 2014.

•

The Company has taken or is in the process of taking a number of cost reduction initiatives. For example, the Company has constructed its phase II production facilities in Xinjiang and began commercial production since January 2013. The cash cost to produce polysilicon at the Xinjiang facilities is estimated to be significantly lower than that of the Company's current facilities. Further, the Company is in the process of implementing the hydrochlorination project at its facilities in Chongqing, which is expected to significantly reduce the cash cost of producing polysilicon, although not to the extent of the facilities in Xinjiang.

•

While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over all of its short-term bank loans upon the maturity date of the loans and has assumed it will continue to be able to do so. From January 1, 2013 to April 22, 2013, the Company obtained short-term bank borrowings of $22.4 million and obtained a bank acceptance note credit facility of $4.8 million.

•

The Company has performed a review of its cash flow forecast for the twelve months ending December 31, 2013. The Company believes that its operating cash flow will improve significantly in 2013 and that its operating cash flow will be positive. While management believes the forecast is based on reasonable assumptions, significant assumptions of this forecast include: the Company is assuming that there will be gradual increases in ASP throughout the year 2013 and will realize significant cost savings as a result of the low electricity cost in Xinjiang and certain technology improvement projects in Chongqing. The preliminary results for the first quarter of 2013 shows an increase in the ASP during the period ended March 31, 2013. This trend is consistent with the Company's expectation.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation	(b) Basis of consolidation The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.
Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of variable interest entity, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $1,202,940 and $1,592,467 as of December 31, 2011 and 2012, respectively, based on the aging of the receivables and the Company's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2011	2012
Customer A	$2,655,592	$12,529,889
Customer C	$2,549,318	$3,568,910
Customer H	$5,947,325	$-
Customer D	$2,823,130	$1,842,310

Sales of polysilicon to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 26%, 46% and 24% of revenues for the years ended December 31, 2010, 2011 and 2012, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reducing the Group's dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

Furthermore, all of the Company's long-term loans are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Company's short term debt obligations, other liabilities and commitments as they become due (see Note 2(a)). The Company's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash

(f) Restricted cash

Restricted cash amounted to $11,600,321 and $10,649,745 as of December 31, 2011 and 2012, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

Inventories

(g) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2010, 2011 and 2012 was $nil, $14,252,701 and $ 14,821,620, respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

Property, plant and equipment

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 was $233,640, $3,429,496 and $7,245,747, respectively.

Prepaid land use rights

(i) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group's land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $150,853, $166,355 and $958,558, for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of long-lived assets

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2010, 2011 and 2012 were $nil, $38,512,376 (among which $3,844,799 was included in loss from discontinued operations) and $42,754,481, respectively. The impairment loss incurred in fiscal year 2012 was related to the impairment of long-lived assets of the wafer business, and was triggered primarily by the significant decrease in average selling prices for wafers that was experienced in 2012.

Revenue recognition

(k) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements for polysilicon typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers' credit worthiness.

The Group sold approximately $24,764,173, $36,916,531 and $19,862,424 in photovoltaic wafers and cells in 2010, 2011 and 2012, respectively.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Company also provides OEM services to customers and recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

Cost of revenues

(l) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees.

Shipping and handling

(m) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $1,030,695, $1,215,110 and $1,033,808 respectively for the years ended December 31, 2010, 2011 and 2012.

Research and development expenses

(n) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the year ended December 31, 2012, the Company incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

Government subsidies

(o) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2010, 2011 and 2012 were $3,382,819, $11,484,768 and $9,250,296, respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $nil, $25,895,226 and $1,383,487 during the years ended December 31, 2010, 2011 and 2012, respectively, and recognized $nil, $42,047 and $764,528 as an offset to depreciation expense for the years ended December 31, 2010, 2011 and 2012, respectively. The Company had deferred government grants related to assets of $nil, $25,853,179 and $26,472,137 as of December 31, 2010, 2011 and 2012, respectively.

Income taxes

(p) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Share-based compensation

(q) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of $1,614,755, $2,206,025 and $2,249,834 respectively, which was classified as follows:

	Year ended December 31,
	2010	2011	2012
Selling, general and administrative expenses	$1,513,137	$2,068,115	$2,018,817
Research and development expenses	96,827	75,508	175,242
Cost of sales	4,791	62,402	55,775

Total	$1,614,755	$2,206,025	$2,249,834

Earnings (loss) per share

(s) Earnings (loss) per share

Basic earnings (loss) per ordinary share are computed by dividing the net income (loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. Upon the consummation of the Company's initial public offering on October 6, 2010, each Series A convertible redeemable preferred shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the Series A convertible redeemable preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). For the years ended December 31, 2010, 2011 and 2012, the ordinary shares issuable upon the exercise of outstanding share options of 92,456, nil and nil shares are included in the calculation of dilutive earnings per share.

Foreign currency translation

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar ("U.S. dollar"). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company's PRC subsidiaries and VIE are maintained in Chinese Renminbi ("RMB"), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People's Republic of China, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $84,853,361 and $11,589,702 as of December 31, 2011 and 2012, respectively.

Comprehensive income

(u) Comprehensive income

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012. As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments.

Fair value of financial instruments

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, shareholders' equity and net income or loss.

The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, other current assets, amount due from related parties, accounts payable, advances from customers, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Company's non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2012 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

Variable Interest Entity

(w) Variable Interest Entity

A VIE is an entity in which equity investors generally do not have the characteristics of a "controlling financial interest" or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. A VIE is consolidated by its primary beneficiary if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Noncontrolling interest

(x) Noncontrolling interest

The noncontrolling interest represents Daqo Group's equity interest in the VIE. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income.

Recent accounting pronouncements

(y) Recent accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance is not expected to have any effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company has early adopted this pronouncement.

In March 2013, the FASB issued ASU 2013-05, an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company has early adopted this pronouncement.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Customers of Accounts Receivable

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2011	2012
Customer A	$2,655,592	$12,529,889
Customer C	$2,549,318	$3,568,910
Customer H	$5,947,325	$-
Customer D	$2,823,130	$1,842,310

Schedule of Share-Based Compensation Expenses

For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of $1,614,755, $2,206,025 and $2,249,834 respectively, which was classified as follows:

	Year ended December 31,
	2010	2011	2012
Selling, general and administrative expenses	$1,513,137	$2,068,115	$2,018,817
Research and development expenses	96,827	75,508	175,242
Cost of sales	4,791	62,402	55,775

Total	$1,614,755	$2,206,025	$2,249,834

DISPOSAL OF NANJING DAQO (Tables)	12 Months Ended
Dec. 31, 2012
DISPOSAL OF NANJING DAQO [Abstract]
Schedule of Operating Results Reported as Discontinued Operations

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The operating results reported as discontinued operations for the years ended December 31, 2010, 2011 and 2012, are summarized as follows:

	Year ended December 31,
	2010	2011	2012
Revenues	$13,983,833	$29,082,384	$6,454,830
Operating costs and expenses	(17,742,976)	(36,943,483)	(9,946,357)

Loss from discontinued operations before income taxes	(3,759,143)	(7,861,099)	(3,491,527)
Income tax benefit	419,616	2,003,289	-

Loss from discontinued operations	$(3,339,527)	$(5,857,810)	$(3,491,527)

ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable

Allowances for doubtful receivables are totally from allowances for accounts receivable. The Company made provision for doubtful receivables in the aggregate amount of $nil, $1,202,940 and $359,733 during the year ended December 31, 2010, 2011 and 2012, respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2010	2011	2012
Beginning of the year	$-	$-	$1,202,940
Allowances made during the year	-	1,202,940	359,733
Foreign exchange effect	-	-	29,794

Closing balance	$-	$1,202,940	$1,592,467

PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expense and other current assets consist of the following:

	December 31,
	2011	2012
Spare parts	$3,166,462	$3,975,860
Prepaid Value added tax ("VAT")	5,399,839	18,705,984
VAT Refundable	1,002,186	-
Prepaid insurance fee	1,121,769	471,721
Others	461,886	780,402

Total	$11,152,142	$23,933,967

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consist of the following:

	December 31,
	2011	2012
Raw materials	$2,405,734	$976,374
Work-in-process	4,598,613	5,759,153
Finished goods	17,171,762	8,399,995

Total	$24,176,109	$15,135,522

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2011	2012
Cost
Buildings and plant	$222,690,125	$437,805,571
Machinery and equipment	261,834,469	344,782,948
Furniture, fixtures and equipment	4,119,045	9,233,575
Motor vehicles	591,714	519,923
Less: Accumulated depreciation	(96,375,060)	(133,746,851)

Property, plant and equipment, net	$392,860,293	$658,595,166
Construction in process	243,614,398	19,300,108

Total	$636,474,691	$677,895,274

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Schedule of Bank Borrowings

The Group's bank borrowings consisted of the following:

	December 31,
	2011	2012
Short-term bank borrowings	$52,334,370	$49,748,800
Long-term bank borrowings, current portion	59,470,875	69,006,400
Other short-term borrowing	-	1,524,560

Total borrowings, current	111,805,245	120,279,760
Long-term bank borrowings, non-current portion	165,646,211	187,520,880

Total	$277,451,456	$307,800,640

Schedule of Short-Term Borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2011	2012
Short-term borrowing guaranteed by Daqo Group	$9,515,340	$1,604,800
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	42,819,030	48,144,000

Total	$52,334,370	$49,748,800

Schedule of Long-Term Borrowings

The principal maturities of these long-term bank borrowings as of December 31, 2012 are as follows:

December 31,	Amount
2013	$69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000

Total	$256,527,280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued payroll and welfare	$3,822,426	$2,526,701
Accrued professional fees	928,957	700,000
Guarantee Deposit	131,473	62,507
Other tax payable	1,196,931	1,830,815
Interest payable	530,502	612,968
Government subsidy	757,310	882,640
Others	1,796,923	1,001,824

Total	$9,164,522	$7,617,455

ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2011	2012
Customer C	$16,119,606	$15,532,572
Customer I	-	6,852,496
Customer F	7,364,873	3,462,084
Customer B	7,026,172	-
Customer A	2,211,201	-
Customer E	2,156,858	1,532,632
Others	3,689,634	2,016,454

Total	$38,568,344	$29,396,238

Less: Current portion of Advance from customers	$26,060,543	$29,396,238

Long term advance from customers	$12,507,801	$-

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Estimates not Practicable

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2011 and 2012:

	As of December 31, 2011		As of December 31, 2012

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term bank borrowing	$165,646,211	$151,251,136	$187,520,880	$166,148,388
Payables for purchase of property, plant and equipment	4,157,836	3,701,431	$1,126,255	$1,014,716

Schedule of Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition; the Company did not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2010 and 2011.

	Year ended December 31, 2012
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$10,532,637	$	$-	$10,532,637	$42,754,481

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses

Income tax expenses are recognized in the following accounts:

	Year ended December 31,
	2010	2011	2012
Income tax expense from continuing operations	$13,256,751	$2,717,561	$10,253,587
Income tax benefit from discontinued operations	(419,616)	(2,003,289)	-

Total	$12,837,135	$714,272	$10,253,587

Income tax expenses comprise:

	Year ended December 31,
	2010	2011	2012
Current Tax Expenses (Benefit)	$13,056,624	$20,647,400	$(1,894,736)
Deferred Tax Expenses (Benefit)	(219,489)	(19,933,128)	12,148,323

Total	$12,837,135	$714,272	$10,253,587

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carried forward	$909,501	$13,984,909
Depreciation of property, plant and equipment	938,768	554,227
Accrued warranty cost	111,111	-
Inventory write-down	3,651,428	3,687,349
Bad debt provision	308,183	349,466
Government grants related to assets	6,463,295	320,960
Long-lived asset impairment	9,866,564	19,810,832
Others	-	390,491
Valuation Allowance	-	(37,682,733)

Total	$22,248,850	$1,415,501

Deferred tax assets are analyzed as:
Current	$4,348,146	$358,435
Non-current	17,900,704	1,057,066
Deferred tax liabilities are analyzed as:
Current	$-	$-
Non-current	-	-

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2010	2011	2012
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(12)%	(9)%
Effect of different reversal rate	-	(14)%	8%
Additional tax deductions	(1)%	-%	-%
Non-deductible expenses	3%	1%	-%
Different tax rate in other jurisdictions	-	2	(1)%
Changes in valuation allowance	-	-	(35)%
Prior year adjustment	-	-	2%

Effective tax rate	16%	2%	(10)%

Schedule of Effects of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2010	2011	2012

	$	$	$

The aggregate dollar effect (in thousands)	8,689	4,388	-
Per share effect-basic	0.06	0.02	-
Per share effect-diluted	0.06	0.02	-

SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES [Abstract]
Schedule of Reconciliation of Convertible Redeemable Preferred Shares

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

Year Ended December 31, 2010
Mezzanine equity-Series A convertible redeemable preferred shares beginning balance	$55,602,740
Deemed dividend on Series A convertible redeemable preferred shares	3,300,000
Conversion into ordinary shares	(58,902,740)

Mezzanine equity-Series A convertible redeemable preferred shares ending balance	$-

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2010
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
October 6, 2010	3.5%	3 times	50.0%	0%	3%
December 3, 2010	3.5%	2.2~3 times	50.0%	0%	3~9%

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2012
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 9, 2012	2.05%	2.2 ~ 3.0 times	58.7%	0%	3-9.5%

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2012 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2012 (after modification of exercise price)	6,805,000	$0.42
Granted	1,190,000	$0.42
Forfeited	(815,500)	$0.42

Options outstanding on December 31, 2012	7,179,500	$0.42	7.4	$-

Options vested or expected to vest on December 31, 2012	5,765,425	$0.42	7.4	$-

Options exercisable on December 31, 2012	4,337,417	$0.42	7.0	$-

RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans

The balances due from related parties include consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2011	2012
Amount due from related party
Zhenjiang Daqo	$7,462,697	$10,744
Daqo Group	2,294,988	6,440,129
Others	129,625	111,614

Total	$9,887,310	$6,562,487

Schedule of Related Party Balances, Payables

Balance due to related parties include payables for prepayment of polysilicon procurement from Daqo Solar and Xinjiang Daqo Investment and interest bearing loan lent from to Nanjing Daqo. The balances are as follows:

	December 31,
	2011	2012
Amount due to related party
Daqo Group	$-	$5,359,008
Xinjiang Daqo Investment	-	2,354,620
Nanjing Daqo	-	1,645,923
Daqo Solar	1,552,126	13,497,972
Others	1,607,230	850,840

Total	$3,159,356	$23,708,363

Schedule of Related Party Transactions
The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction Nature	Year Ended December 31,
Name of Related parties		2010	2011	2012
Daqo Group	Sales	$-	$1,971	$-
	Purchase-Fixed asset	-	15,787,658	7,849,533
	Financing-cash in	-	3,095,120	-
	Financing-cash out	-	3,095,120	-
	Disposition of 100% equity interest of Nan Jing Daqo	-	-	9,888,742
	Prepayment for purchase of fixed assets	-	-	1,330,044
Zhenjiang Daqo	Sales	-	6,958,317	2,799,428
	Purchase of cells	-	3,314,115	-
	Processing fee	-	1,209,769	-
Daqo Solar	Purchase-Fixed asset	12,942,750	20,562,272	-
	Prepayment received	-	-	13,497,973
	Financing-cash in	-	72,199,600	-
	Financing-cash out	-	72,199,600	-
	Interest charged	-	1,552,126	-
	Short-term interest free loan extended to Daqo Solar	-	9,898,458	-
Nanjing Daqo	Sales	-	-	80,126
	Related party interest bearing loan	-	-	1,584,820
	Interest charged	-	-	40,611
Xinjiang Daqo Investment	Prepayment received	-	-	2,354,620
Others subsidiaries under Daqo Group	Sales	-	427,302	-
	Purchase-Fixed asset	989,235	2,027,001	202,556
	Purchase-Raw material		300,574	5,282
	Rental expense	32,136	612,856	-
	Service expense	-	71,426	-

Total	Sales	$-	$7,387,590	$2,799,428

	Disposition of 100% equity interest in Nanjing Daqo	$-	$-	$9,888,742

	Purchase-Fixed asset	$13,931,985	$38,376,931	$8,052,089

	Purchase-Raw material	$-	$3,614,689	$5,282

	Processing fee	$-	$1,209,769	$-

	Rental expense	$32,136	$612,856	$-

	Service expense	$-	$71,426	$-

	Interest expense	$-	$1,552,126	$40,611

	Prepayment received	$-	$-	$15,852,593

	Prepayment for purchase of fixed assets	$-	$-	$1,330,044

	Cash received	$-	$75,294,720	$1,584,820

	Cash paid	$-	$85,193,178	$-

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended December 31,
	2010	2011	2012
Net income (loss) attributable to Daqo New Energy Corp.	$65,271,257	$33,323,952	$(111,928,941)
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$54,691,886	$33,323,952	$(111,928,941)
Net income (loss) attributable to preferred shareholders for participating rights to dividends-basic	$10,579,371	$-	$-

Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$65,271,257	$33,323,952	$(111,928,941)

Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	117,839,487	175,714,103	175,067,343
Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares-basic	22,794,380	-	-
Share options	92,456	-	-

Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	140,726,323	175,714,103	175,067,343

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$0.46	$0.19	$(0.64)

NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$0.46	$0.19	$(0.64)

Outstanding 2,295,000, 6,805,000 and 7,179,500 employee options were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:

Year ending December 31
2013	$161,742
2014	47,542

Total	$209,284

VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

The VIE is principally engaged in leasing all its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2011	2012
Cash	$1,006,246	$189,312
Property, plant and equipment	$170,199,299	$162,396,825
Prepaid land use rights	$6,703,454	$6,632,643
Total Assets	$193,774,946	$173,450,176
Long-term borrowings, including current portion	$52,334,370	$33,700,800
Total Liabilities	$52,926,950	$34,678,046

	Year ended December 31,
	2010	2011	2012
Revenues	$16,637,925	$16,852,928	$10,743,336
Operating costs and expenses	$16,043,237	$15,262,768	$14,451,810
Net income (loss)	$594,688	$1,590,160	$(3,708,474)

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment

The following table summarized the Group's revenue by segment:

Year ended December 31, 2010	Polysilicon	Wafer	Elimination	Total
Revenue - External	$217,921,352	$34,893,475	$-	$252,814,827
Revenue - Intersegment	-	-	-	-

Total revenue	217,921,352	34,893,475	-	252,814,827
Total cost	113,910,595	30,740,789	-	144,651,384

Gross profit (loss)	$104,010,757	$4,152,686	$-	$108,163,443

Year ended December 31, 2011	Polysilicon	Wafer	Elimination	Total
Revenue - External	$218,915,487	$13,254,092	$	$232,169,579
Revenue - Intersegment	1,696,573		(1,696,573)

Total revenue	220,612,060	13,254,092	(1,696,573)	232,169,579
Total cost	125,962,033	20,680,565	(1,696,573)	144,946,025

Gross profit (loss)	$94,650,027	$(7,426,473)	$-	$87,223,554

Year ended December 31, 2012	Polysilicon	Wafer	Elimination	Total
Revenue - External	$73,450,807	$13,407,594	$	$86,858,401
Revenue - Intersegment	6,067,339	-	(6,067,339)	-

Total revenue	79,518,146	13,407,594	(6,067,339)	86,858,401
Total cost	110,243,043	20,114,680	(6,067,339)	124,290,384

Gross loss	$(30,724,897)	$(6,707,086)	$-	$(37,431,983)

Schedule of Revenues of Major Customers

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2010		2011	2012
Customer A		$33,763,866	$28,219,079		$21,749,284
Customer B		$30,273,322	$27,214,590	$	*
Customer D	$	*	$33,140,475	$	*
Customer G	$	*	$28,570,338	$	*

*	Represents less than 10%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	4 Months Ended	12 Months Ended
	Apr. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of presentation
Short-term loan renewals	$ 22,400,000
Additional short-term working capital loans obtained	4,800,000
Average selling price ("ASP") of polysilicon		23	60
Operating loss		(88,517,894)	50,752,147	95,633,534
Cash flow from operations		(10,307,234)	44,857,910	125,623,550
Working capital		(163,799,978)
Cash and cash equivalents		6,679,024	92,697,098	203,635,798	81,414,436
Short-term bank borrowings		51,273,360
Current portion of long-term debt		69,006,400	59,470,875
Concentration of credit risk
Accounts receivable, allowance for doubtful accounts		1,592,467	1,202,940
Accounts receivable		27,822,799	19,081,566
Percentage of revenues from major customers		24.00%	46.00%	26.00%
Restricted cash
Restricted cash		10,649,745	11,600,321
Inventories
Inventory write-down		14,821,620	14,252,701
Property, plant and equipment
Interest expense capitalized		7,245,747	3,429,496	233,640
Prepaid land use rights
Lease Expenses		958,558	166,355	150,853
Impairment of long-lived assets
Long-lived asset impairment		42,754,481	38,512,376
Impairment charges included in loss from discontinued operations			3,844,799
Revenue recognition
Revenue of other products		19,862,424	36,916,531	24,764,173
Shipping and handling
Shipping and handling costs		1,033,808	1,215,110	1,030,695
Government subsidies
Unrestricted cash government subsidies		9,250,296	11,484,768	3,382,819
Government grants related to assets		1,383,487	25,895,226
Government grants recognized as an offset to depreciation expense		764,528	42,047
Deferred government subsidies		26,472,135	25,853,179
Share-based compensation
Share-based compensation		2,249,834	2,206,025	1,614,755
Earnings per share
Share options				92,456
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB		11,589,702	84,853,361
Selling, general and administrative expenses [Member]
Share-based compensation
Share-based compensation		2,018,817	2,068,115	1,513,137
Research and development expenses [Member]
Share-based compensation
Share-based compensation		175,242	75,508	96,827
Cost of sales [Member]
Share-based compensation
Share-based compensation		55,775	62,402	4,791
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives		20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives		10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives		3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives		5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives		6 years
Customer A [Member]
Concentration of credit risk
Accounts receivable		12,529,889	2,655,592
Customer C [Member]
Concentration of credit risk
Accounts receivable		3,568,910	2,549,318
Customer H [Member]
Concentration of credit risk
Accounts receivable			5,947,325
Customer D [Member]
Concentration of credit risk
Accounts receivable		$ 1,842,310	$ 2,823,130

DISPOSAL OF NANJING DAQO (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] CNY	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest held								100.00%
Total consideration received	$ 9,888,742			$ 9,900,000	62,000,000
Total loss from discontinued operations	(2,392,228)	(5,857,810)	(3,339,527)	2,392,228
Gain on disposition	1,099,299			1,099,299
Net assets								9,900,000
Reclassification of foreign currency translation gain from other comprehensive income	1,099,299			1,099,299
Total cash consideration received	4,778,657			4,800,000
Operating results reported as discontinued operations:
Revenues				6,454,830		29,082,384	13,983,833
Operating costs and expenses				(9,946,357)		(36,943,483)	(17,742,976)
Loss from discontinued operations before income taxes				(3,491,527)		(7,861,099)	(3,759,143)
Income tax benefit						2,003,289	419,616
Loss from discontinued operations				$ (3,491,527)		$ (5,857,810)	$ (3,339,527)

ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 1,202,940
Allowances made during the year	359,733	1,202,940
Foreign exchange effect	29,794
Closing balance	$ 1,592,467	$ 1,202,940

PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 3,975,860	$ 3,166,462
Prepaid Value added tax ("VAT")	18,705,984	5,399,839
VAT Refundable		1,002,186
Prepaid insurance fee	471,721	1,121,769
Others	780,402	461,886
Total	$ 23,933,967	$ 11,152,142

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 976,374	$ 2,405,734
Work-in-process	5,759,153	4,598,613
Finished goods	8,399,995	17,171,762
Total	15,135,522	24,176,109
Inventory write-down	$ 14,821,620	$ 14,252,701

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Buildings and plant	$ 437,805,571	$ 222,690,125
Machinery and equipment	344,782,948	261,834,469
Furniture, fixtures and equipment	9,233,575	4,119,045
Motor vehicles	519,923	591,714
Less: Accumulated depreciation	(133,746,851)	(96,375,060)
Property, plant and equipment, net	658,595,166	392,860,293
Construction in process	19,300,108	243,614,398
Total	677,895,274	636,474,691
Depreciation of property, plant and equipment	37,371,791	35,479,645	30,751,063
Long-lived asset impairment	$ 42,754,481	$ 38,512,376

BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS [Abstract]
Short-term bank borrowings	$ 49,748,800	$ 52,334,370
Long-term bank borrowings, current portion	69,006,400	59,470,875
Other short-term borrowing	1,524,560
Total borrowings, current	120,279,760	111,805,245
Long-term bank borrowings, non-current portion	187,520,880	165,646,211
Total	$ 307,800,640	$ 277,451,456

BORROWINGS (Short-Term Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank borrowings	$ 49,748,800	$ 52,334,370
Interest rate on short-term bank borrowings	7.00%	6.60%
Bank Facilities [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity of credit line	17,444,790
Debt Guaranteed by Daqo Group [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,604,800	9,515,340
Debt Guaranteed By Daqo Group And Mr Guangfu Xu And Mr Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 48,144,000	$ 42,819,030

BORROWINGS (Long-Term Borrowings) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 China Construction Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Facility One [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Facility Two [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] USD ($)	Dec. 31, 2011 Huaxia Bank [Member] USD ($)	Dec. 31, 2011 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] Facility One [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] Facility One [Member] CNY	Dec. 31, 2012 Huaxia Bank [Member] Facility Two [Member] USD ($)	Dec. 31, 2012 Huaxia Bank [Member] Facility Two [Member] CNY	Dec. 31, 2012 Bank of China [Member] USD ($)	Dec. 31, 2012 Bank of China [Member] CNY	Dec. 31, 2012 Chongqing Rural Commercial Bank [Member] USD ($)	Dec. 31, 2012 Chongqing Rural Commercial Bank [Member] CNY
Debt Instrument [Line Items]
Initiation date of credit facility			Oct 8, 2007	Oct 8, 2007	Jan 21, 2009	Jan 21, 2009	Sep 28, 2011								Sep 30, 2011	Sep 30, 2011	Oct 26, 2011	Oct 26, 2011
Term of facility			7 years	7 years	6 years	6 years	4 years								6 years	6 years	4 years	4 years
Maximum borrowing amount of credit facility			$ 63,400,000	400,000,000	$ 63,400,000	400,000,000	$ 63,400,000			400,000,000	$ 20,600,000	130,000,000	$ 39,600,000	250,000,000	$ 155,400,000	980,000,000	$ 38,900,000	245,500,000
Interest rate spread over rate issued by People's Bank of China															5.00%	5.00%	10.00%	10.00%
Amount drawn down			63,400,000	400,000,000	63,400,000	400,000,000		60,200,000	380,000,000		20,600,000		39,600,000		120,000,000	750,000,000	38,900,000	245,500,000
Amount repaid			41,700,000	260,000,000	45,300,000	282,000,000	6,500,000										9,100,000	60,000,000
Fixed interest rate											6.65%		6.90%
Amount of collateral							8,400,000			52,000,000
Amount available for future draw down								$ 3,200,000	20,000,000						$ 36,000,000	230,000,000
Weighted average interest rate	6.90%	6.93%

BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012
BORROWINGS [Abstract]
2013	$ 69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000
Total	$ 256,527,280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 2,526,701	$ 3,822,426
Accrued professional fees	700,000	928,957
Guarantee Deposit	62,507	131,473
Other tax payable	1,830,815	1,196,931
Interest payable	612,968	530,502
Government subsidy	882,640	757,310
Others	1,001,824	1,796,923
Total	$ 7,617,455	$ 9,164,522

ADVANCES FROM CUSTOMERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue By Major Customer [Line Items]
Total	$ 29,396,238	$ 38,568,344
Less: Current portion of Advance from customers	(29,396,238)	(26,060,543)
Long term advance from customers		12,507,801
Customer C [Member]
Deferred Revenue By Major Customer [Line Items]
Total	15,532,572	16,119,606
Customer I [Member]
Deferred Revenue By Major Customer [Line Items]
Total	6,852,496
Customer F [Member]
Deferred Revenue By Major Customer [Line Items]
Total	3,462,084	7,364,873
Customer B [Member]
Deferred Revenue By Major Customer [Line Items]
Total		7,026,172
Customer A [Member]
Deferred Revenue By Major Customer [Line Items]
Total		2,211,201
Customer E [Member]
Deferred Revenue By Major Customer [Line Items]
Total	1,532,632	2,156,858
Other Customers [Member]
Deferred Revenue By Major Customer [Line Items]
Total	$ 2,016,454	$ 3,689,634

FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 10,532,637
Long-lived asset impairment	42,754,481	38,512,376
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	10,532,637
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term bank borrowing	187,520,880	165,646,211
Payables for purchase of property, plant and equipment	1,126,255	4,157,836
Long-lived assets held and used	53,300,000
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term bank borrowing	166,148,388	151,251,136
Payables for purchase of property, plant and equipment	1,014,716	3,701,431
Long-lived assets held and used	10,500,000
Long-lived asset impairment	$ 42,800,000

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Contributions to defined contribution plans	$ 3,325,383	$ 2,189,273	$ 1,117,187
Appropriated from retained earnings	16,803,191	16,803,191
Restrictions of statutory reserves	$ 124,814,365	$ 140,003,191

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Undistributed earnings of foreign subsidiaries to be permanently reinvested	$ 63,200,000
Net operating losses carried forward	$ 2,992,750
Expiration of net operating losses carried forward	December 31, 2017

INCOME TAXES (Schedule of Income Tax Expenses, by Account) (Details (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income tax expense from continuing operations	$ 10,253,587	$ 2,717,561	$ 13,256,751
Income tax benefit from discontinued operations		(2,003,289)	(419,616)
Total	$ 10,253,587	$ 714,272	$ 12,837,135

INCOME TAXES (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current Tax Expenses (Benefit)	$ (1,894,736)	$ 20,647,400	$ 13,056,624
Deferred Tax Expenses (Benefit)	12,148,323	(19,933,128)	(219,489)
Total	$ 10,253,587	$ 714,272	$ 12,837,135

INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carried forward	$ 13,984,909	$ 909,501
Depreciation of property, plant and equipment	554,227	938,768
Accrued warranty cost		111,111
Inventory write-down	3,687,349	3,651,428
Bad debt provision	349,466	308,183
Government grants related to assets	320,960	6,463,295
Long-lived asset impairment	19,810,832	9,866,564
Others	390,491
Valuation Allowance	(37,682,733)
Total	1,415,501	22,248,850
Deferred tax assets are analyzed as:
Current	358,435	4,348,146
Non-current	1,057,066	17,900,704
Deferred tax liabilities are analyzed as:
Current
Non-current

INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(9.00%)	(12.00%)	(11.00%)
Effect of different reversal rate	8.00%	(14.00%)
Additional tax deductions			(1.00%)
Non-deductible expenses		1.00%	3.00%
Different tax rate in other jurisdictions	(1.00%)	2.00%
Changes in valuation allowance	(35.00%)
Prior year adjustment	2.00%
Effective tax rate	(10.00%)	2.00%	16.00%

INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
The aggregate dollar effect		$ 4,388	$ 8,689
Per share effect-basic and diluted		$ 0.02	$ 0.06

SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 11, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Cash proceeds from issuance of shares
Issuance costs paid				1,744,952
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued	29,714,103
Cash proceeds from issuance of shares	54,900,000
Issuance costs paid	100,000
Accretion to redemption value				3,300,000
Number of preferred shares converted				29,714,103
Preferred stock conversion ratio		1
Gross cash proceeds from Qualified IPO		80,000,000
Pre-money market valuation after Qualified IPO		$ 275,000,000
Redemption percentage		100.00%
Redemption interest rate		8.00%
Dividend rate		8.00%

SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Reconciliation of Series A Convertible Redeemable Preferred Shares) (Details) (Series A Preferred Stock [Member], USD $)	12 Months Ended
Dec. 31, 2010
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Mezzanine equity-Series A convertible redeemable preferred shares beginning balance	$ 55,602,740
Deemed dividend on Series A convertible redeemable preferred shares	3,300,000
Conversion into ordinary shares	(58,902,740)
Mezzanine equity-Series A convertible redeemable preferred shares ending balance

SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 03, 2010 Option Plan [Member]	Oct. 06, 2010 Option Plan [Member]	Dec. 31, 2012 Option Plan [Member]	Dec. 31, 2011 Option Plan [Member]	Dec. 31, 2010 Option Plan [Member]	Dec. 31, 2009 Option Plan [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted October 31, 2009 [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted October 6, 2010 [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted December 3, 2010 [Member]	Jan. 09, 2012 Option Plan [Member] Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized									15,000,000
Granted	1,190,000			2,190,000		1,190,000		2,310,000		890,000				300,000
Issuance of common stock in exchange for services rendered, shares					120,000
Vesting period for plan					4 years
Vesting percentage in year 1, percent					30.00%					25.00%				30.00%
Vesting percentage in year 2, percent					30.00%					75.00%				30.00%
Vesting percentage in year 3, percent					40.00%									40.00%
Vesting installments during vesting period				4						36
Shares available for future granting						7,820,500
Exercise price				$ 2.35	$ 1.9					$ 0.42				$ 0.42
Number of options modified										6,520,000
Weighted average fair value of stock options granted						$ 0.23	$ 0	$ 1.29			$ 0.22	$ 0.23	$ 0.23
Incremental cost associated with the modification										$ 638,700
Share-based compensation	2,249,834	2,206,025	1,614,755			2,249,834	2,206,025	1,614,755		284,123
Unrecognized compensation cost related to non-vested stock options						$ 1,894,762				$ 354,577
Unrecognized compensation cost, recognition period						1 year 4 months 2 days				2 years 1 month 13 days

SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details)	12 Months Ended
	Dec. 31, 2010 Options Granted October 6, 2010 [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member] Minimum [Member]	Dec. 31, 2010 Options Granted December 3, 2010 [Member] Maximum [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Minimum [Member]	Dec. 31, 2012 Options Granted January 9, 2012 [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.50%	3.50%			2.05%
Exercise multiple	3		2.2	3		2.2	3
Volatility rate	50.00%	50.00%			58.70%
Dividend yield	0.00%	0.00%			0.00%
Post-vesting forfeiture rate	3.00%		3.00%	9.00%		3.00%	9.50%

SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Options
Options outstanding (after modification of exercise price)	6,805,000
Granted	1,190,000
Forfeited	(815,500)
Options outstanding	7,179,500
Options vested or expected to vest	5,765,425
Options exercisable	4,337,417
Weighted Average Exercise Price
Options outstanding	$ 0.42
Granted	$ 0.42
Forfeited	$ 0.42
Options outstanding	$ 0.42
Options vested or expected to vest	$ 0.42
Options exercisable	$ 0.42
Weighted Average Remaining Contract Life
Options outstanding	7 years 4 months 24 days
Options vested or expected to vest	7 years 4 months 24 days
Options exercisable	7 years 0 months
Aggregate Intrinsic Value
Options outstanding
Options vested or expected to vest
Options exercisable

RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended																																													1 Months Ended	12 Months Ended				12 Months Ended												12 Months Ended									1 Months Ended	12 Months Ended											12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2010 Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Prepayment Received [Member] USD ($)	Dec. 31, 2011 Prepayment Received [Member] USD ($)	Dec. 31, 2010 Prepayment Received [Member] USD ($)	Dec. 31, 2012 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Processing Fees [Member] USD ($)	Dec. 31, 2011 Processing Fees [Member] USD ($)	Dec. 31, 2010 Processing Fees [Member] USD ($)	Dec. 31, 2012 Rental Expenses [Member] USD ($)	Dec. 31, 2011 Rental Expenses [Member] USD ($)	Dec. 31, 2010 Rental Expenses [Member] USD ($)	Dec. 31, 2012 Service Expenses [Member] USD ($)	Dec. 31, 2011 Service Expenses [Member] USD ($)	Dec. 31, 2010 Service Expenses [Member] USD ($)	Dec. 31, 2012 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2011 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2010 Cash Proceeds from Transactions [Member] USD ($)	Dec. 31, 2012 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2011 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2010 Cash Payments for Transactions [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Disposition of Subsidiary [Member] USD ($)	Dec. 31, 2012 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Sep. 30, 2010 Daqo Group [Member] Capital Conversion [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Daqo Group [Member]	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Wafer [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Polysilicon [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2011 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2010 Zhengjiang Daqo Solar Co. Ltd [Member] Processing Fees [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Daqo Group [Member]	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Proceeds from Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Payments for Financing Transaction [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Loan Extended [Member] USD ($)	Jul. 31, 2010 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2010 Daqo Solar Co Ltd [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] USD ($)	Dec. 31, 2011 Nanjing Daqo [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] USD ($)	Sep. 28, 2012 Nanjing Daqo [Member]	Dec. 31, 2012 Nanjing Daqo [Member] Daqo Group [Member]	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Nanjing Daqo [Member] Loan Extended [Member] CNY	Dec. 31, 2011 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2010 Nanjing Daqo [Member] Loan Extended [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Daqo Group [Member]	Dec. 31, 2012 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2011 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2010 Daqo Xinjiang Investment Co., Ltd. [Member] Prepayment Received [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Purchases of Fixed Assets [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Purchases of Raw Materials [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Rental Expenses [Member] USD ($)	Dec. 31, 2012 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2011 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2010 Other Subsidiaries of Daqo Group [Member] Service Expenses [Member] USD ($)	Dec. 31, 2012 Daqo New Material [Member] Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held																																																		100.00%												100.00%																				100.00%	100.00%							100.00%																			100.00%
Sales	$ 2,799,427	$ 7,387,590																														$ 1,971															$ 2,799,428	$ 6,958,317			$ 2,179,723	$ 619,705																											$ 80,126																$ 427,302
Purchases							8,052,089	38,376,931	13,931,985				5,282	3,614,689																													7,849,533	15,787,658										3,314,115																		32,800,000		20,562,272	12,942,750																						202,556	2,027,001	989,235	5,282	300,574
Other transactions				9,888,742						15,852,593							1,209,769								1,584,820	75,294,720			85,193,178						3,095,120					9,888,742						79,884,026											1,209,769							72,199,600			72,199,600			9,898,458						13,497,973								1,584,820	10,000,000						2,354,620
Interest rate on loan																																																																																				6.00%	6.00%
Prepayment for purchase of fixed assets			903,616							1,330,044																					1,330,044
Interest charged	40,611	1,552,126																																																										1,552,126																			40,611
Expense																				612,856	32,136		71,426																																																																																	612,856	32,136		71,426
Related party balances:
Amount due from related party	6,562,487	9,887,310																													6,440,129	2,294,988															10,744	7,462,697																																														129,625	129,625
Change in amount due from related parties	(8,418,601)	7,390,878
Amount due to related party	$ 23,708,363	$ 3,159,356																													$ 5,359,008																												$ 13,497,972	$ 1,552,126																			$ 1,645,923									$ 2,354,620						$ 850,840	$ 1,607,230

EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss) attributable to Daqo New Energy Corp.	$ (111,928,941)	$ 33,323,952	$ 65,271,257
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	(111,928,941)	33,323,952	54,691,886
Net income (loss) attributable to preferred shareholders for participating rights to dividends-basic			10,579,371
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ (111,928,941)	$ 33,323,952	$ 65,271,257
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	175,067,343	175,714,103	117,839,487
Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares-basic			22,794,380
Share options			92,456
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	175,067,343	175,714,103	140,726,323
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ (0.64)	$ 0.19	$ 0.46
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ (0.64)	$ 0.19	$ 0.46
Outstanding employee options excluded from computation of diluted earnings per share	7,179,500	6,805,000	2,295,000

COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS [Abstract]
Commitments outstanding for the purchase of property, plant and equipment	$ 20,497,143
Lease expense	580,724	612,856	32,136
2013	161,742
2014	47,542
Total	$ 209,284

VARIABLE INTEREST ENTITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Property, plant and equipment	$ 677,895,274	$ 636,474,691
Prepaid land use rights	36,157,610	35,316,414
Total Assets	816,307,804	878,476,642
Long-term borrowings, including current portion	256,527,280
Total Liabilities	475,430,391	426,450,415
Revenues	86,858,401	232,169,579	252,814,827
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash	189,312	1,006,246
Property, plant and equipment	162,396,825	170,199,299
Prepaid land use rights	6,632,643	6,703,454
Total Assets	173,450,176	193,774,946
Long-term borrowings, including current portion	33,700,800	52,334,370
Total Liabilities	34,678,046	52,926,950
Revenues	10,743,336	16,852,928	16,637,925
Operating costs and expenses	14,451,810	15,262,768	16,043,237
Net income (loss)	$ (3,708,474)	$ 1,590,160	$ 594,688

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue - External	$ 86,858,401		$ 232,169,579	$ 252,814,827
Revenue - Intersegment
Total revenues	86,858,401		232,169,579	252,814,827
Cost of revenues	124,290,384		144,946,025	144,651,384
Gross profit (loss)	(37,431,983)		87,223,554	108,163,443
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue - External	73,450,807		218,915,487	217,921,352
Revenue - Intersegment	6,067,339		1,696,573
Total revenues	79,518,146		220,612,060	217,921,352
Cost of revenues	110,243,043		125,962,033	113,910,595
Gross profit (loss)	(30,724,897)		94,650,027	104,010,757
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue - External	13,407,594		13,254,092	34,893,475
Revenue - Intersegment
Total revenues	13,407,594		13,254,092	34,893,475
Cost of revenues	20,114,680		20,680,565	30,740,789
Gross profit (loss)	(6,707,086)		(7,426,473)	4,152,686
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue - External
Revenue - Intersegment	(6,067,339)		(1,696,573)
Total revenues	(6,067,339)		(1,696,573)
Cost of revenues	(6,067,339)		(1,696,573)
Gross profit (loss)
Customer A [Member]
Segment Reporting Information [Line Items]
Total revenues	21,749,284		28,219,079	33,763,866
Customer B [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	27,214,590	30,273,322
Customer D [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	33,140,475		[1]
Customer G [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	$ 28,570,338		[1]

[1]	Represents less than 10%

SUBSEQUENT EVENTS (Details)	12 Months Ended	3 Months Ended						3 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 03, 2013 Subsequent Event [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member]	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Bank Facilities [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Bank Facilities [Member] CNY	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Facility for Bank Accepted Notes [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Facility for Bank Accepted Notes [Member] CNY	Apr. 17, 2013 Subsequent Event [Member] China Construction Bank [Member] USD ($)	Apr. 17, 2013 Subsequent Event [Member] China Construction Bank [Member] CNY
Subsequent Event [Line Items]
Term of facility			1 year					1 year	1 year
Maximum borrowing amount of credit facility				$ 11,200,000	70,000,000	$ 4,800,000	30,000,000	$ 11,200,000	70,000,000
Fixed interest rate			6.60%					6.00%	6.00%
Number of options modified		6,920,625
Exercise price		$ 0.25
Options granted	1,190,000	140,000
Vesting percentage in year 1, percent		30.00%
Vesting percentage in year 2, percent		30.00%
Vesting percentage in year 3, percent		40.00%
Exercise price of options granted	$ 0.42	$ 0.25

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEET) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 6,679,024	$ 92,697,098	$ 203,635,798	$ 81,414,436
Prepaid expenses and other current assets	23,933,967	11,152,142
Amount due from related party	6,562,487	9,887,310
Total current assets	96,511,143	179,452,895
TOTAL ASSETS	816,307,804	878,476,642
Current liabilities:
Accrued expenses and other current liabilities	7,617,455	9,164,522
Amount due to related party	23,708,363	3,159,356
Total current liabilities	260,311,121	217,840,943
EQUITY
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury stock	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
TOTAL LIABILITIES AND EQUITY	816,307,804	878,476,642
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,669,834	3,291,387	42,377,021	4,924,402
Prepaid expenses and other current assets	593,707	562,500
Amount due from related party	5,110,085
Total current assets	11,373,626	3,853,887
Investments in subsidiaries, net	190,945,888	307,534,867
TOTAL ASSETS	202,319,514	311,388,754
Current liabilities:
Accrued expenses and other current liabilities	214,231
Amount due to related party		210,523
Total current liabilities	214,231	210,523
EQUITY
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury stock	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
TOTAL LIABILITIES AND EQUITY	$ 202,319,514	$ 311,388,754

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEET) (Paranthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	172,877,433	175,714,103
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	172,877,433	175,714,103

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING EXPENSES
Research and development expenses	$ (4,130,533)	$ (744,322)	$ (1,385,611)
Total operating expenses	(51,085,911)	(36,471,407)	(12,529,909)
LOSS FROM OPERATION	(88,517,894)	50,752,147	95,633,534
Interest income	990,117	1,846,956	539,398
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(111,928,941)	33,323,952	65,271,257
Other comprehensive income:
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	(109,722,759)	45,491,207	74,230,827
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(3,528,728)	(2,355,174)	(3,791,827)
Research and development expenses	(175,242)	(75,508)	(96,827)
Total operating expenses	(3,703,970)	(2,430,682)	(3,888,654)
LOSS FROM OPERATION	(3,703,970)	(2,430,682)	(3,888,654)
Interest income	3,074	24,852
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,700,896)	(2,405,830)	(3,888,654)
Equity in earnings of subsidiaries	(108,228,045)	35,729,782	72,459,911
Net income attributable to Daqo New Energy Corp. shareholders	(111,928,941)	33,323,952	68,571,257
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(111,928,941)	33,323,952	65,271,257
Other comprehensive income:
Foreign currency translation adjustments	2,206,182	12,167,255	5,659,570
Total other comprehensive income	2,206,182	12,167,255	5,659,570
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (109,722,759)	$ 45,491,207	$ 74,230,827

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CHANGES IN EQUITY) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Balance	$ 452,026,227	$ 396,422,834	$ 180,491,946
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares			3,300,000
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,537,048
Other comprehensive income	3,838,790	18,483,256	10,028,611
Repurchase	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	340,877,413	452,026,227	396,422,834
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,571	17,571	10,000
Balance, shares	175,714,103	175,714,103	100,000,000
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			2,971
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares			29,714,103
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			4,600
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952), shares			46,000,000
Other comprehensive income
Repurchase	(283)
Repurchase, shares	(2,836,670)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income
Repurchase	(494,928)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(494,928)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	142,511,581	140,305,556	258,583
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,899,769
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,532,448
Other comprehensive income
Repurchase	(5,513)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	144,755,902	142,511,581	140,305,556
Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	150,204,956	116,881,004	51,609,747
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares			3,300,000
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	38,276,015	150,204,956	116,881,004
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	18,444,123	6,276,868	617,298
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income	2,206,182	12,167,255	5,659,570
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	19,551,006	18,444,123	6,276,868
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	311,178,231	263,480,999	52,495,628
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Other comprehensive income	2,206,182	12,167,255	5,659,570
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,537,048
Repurchase	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	202,105,283	311,178,231	263,480,999
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,571	17,571	10,000
Balance, shares	175,714,103	175,714,103	100,000,000
Net income (loss)
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			2,971
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares			29,714,103
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			4,600
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952), shares			46,000,000
Repurchase	(283)
Repurchase, shares	(2,836,670)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Net income (loss)
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase	(494,928)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(494,928)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	142,511,581	140,305,556	258,583
Net income (loss)
Other comprehensive income
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,899,769
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,532,448
Repurchase	(5,513)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	144,755,902	142,511,581	140,305,556
Parent Company [Member] | Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	150,204,956	116,881,004	51,609,747
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	38,276,015	150,204,956	116,881,004
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	18,444,123	6,276,868	617,298
Net income (loss)
Other comprehensive income	2,206,182	12,167,255	5,659,570
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	$ 19,551,006	$ 18,444,123	$ 6,276,868

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CHANGES IN EQUITY) (Paranthetical) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552

FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (111,928,941)	$ 33,323,952	$ 68,571,257
Share-based compensation	2,249,834	2,206,025	1,614,756
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(15,042,913)	(5,723,463)	(8,449)
Amount due from related parties	8,418,601	(7,390,878)
Net cash provided by (used in) operating activities	(10,307,234)	44,857,910	125,623,550
Investing activities:
Disposition of Nanjing Daqo	4,778,657
Net cash used in investing activities	(102,922,470)	(274,138,829)	(49,818,462)
Financing activities:
Repurchase of ordinary shares	(500,724)
Cash proceeds from issuance of ordinary share			81,282,000
Issuance cost for ordinary shares			(1,744,952)
Net cash provided by financing activities	27,143,830	112,781,530	45,556,249
Net increase (decrease) in cash and cash equivalents	(86,018,074)	(110,938,700)	122,221,362
Cash and cash equivalents at the beginning of the year	92,697,098	203,635,798	81,414,436
Cash and cash equivalents at the end of the year	6,679,024	92,697,098	203,635,798
Supplemental disclosure of cash flow information:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			58,902,740
Parent Company [Member]
Operating activities:
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Share of results of subsidiaries	108,228,045	(35,729,782)	(72,459,911)
Share-based compensation	2,249,834	2,206,025	1,614,756
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(31,207)	(142,001)	1,603,280
Changes in other current liabilities	214,231	(916,531)	(1,084,748)
Amount due from related parties	(210,523)
Net cash provided by (used in) operating activities	(1,478,561)	(1,258,337)	(1,755,366)
Investing activities:
Capital contributed to subsidiaries	(4,811,175)	(37,990,278)	(33,199,062)
Receivable from investee		162,981
Cash collected from Daqo Canada	4,390,250
Disposition of Nanjing Daqo	4,778,657
Net cash used in investing activities	4,357,732	(37,827,297)	(33,199,062)
Financing activities:
Repurchase of ordinary shares	(500,724)
Repayment of other long-term borrowings			(7,130,000)
Cash proceeds from issuance of ordinary share			80,982,000
Issuance cost for ordinary shares			(1,444,953)
Net cash provided by financing activities	(500,724)		72,407,047
Net increase (decrease) in cash and cash equivalents	2,378,447	(39,085,634)	37,452,619
Cash and cash equivalents at the beginning of the year	3,291,387	42,377,021	4,924,402
Cash and cash equivalents at the end of the year	5,669,834	3,291,387	42,377,021
Supplemental disclosure of cash flow information:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			$ 58,902,740